EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS


   Evergreen Florida High Income Municipal Bond Fund
   Evergreen Florida Municipal Bond Fund
   Evergreen Georgia Municipal Bond Fund
   Evergreen Maryland Municipal Bond Fund
   Evergreen North Carolina Municipal Bond Fund
   Evergreen South Carolina Municipal Bond Fund
   Evergreen Virginia Municipal Bond Fund
   Class A
   Class B
   Class C
   Class Y
                                                       [LOGO OF EVERGREEN FUNDS]

   Prospectus, January 1, 2000

   The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks......................................................   1

Evergreen Florida High Income Municipal Bond Fund...........................   2

Evergreen Florida Municipal Bond Fund.......................................   4

Evergreen Georgia Municipal Bond Fund.......................................   6

Evergreen Maryland Municipal Bond Fund......................................   8

Evergreen North Carolina Municipal Bond Fund................................  10

Evergreen South Carolina Municipal Bond Fund................................  12

Evergreen Virginia Municipal Bond Fund......................................  14

GENERAL INFORMATION:

The Funds' Investment Advisor...............................................  16

The Funds' Portfolio Managers...............................................  16

Calculating the Share Price.................................................  17

How to Choose an Evergreen Fund.............................................  17

How to Choose the Share Class That Best Suits You...........................  17

How to Buy Shares...........................................................  19

How to Redeem Shares........................................................  20

Other Services..............................................................  21

The Tax Consequences of Investing in the Funds..............................  21

Fees and Expenses of the Funds..............................................  22

Financial Highlights........................................................  23

Other Fund Practices........................................................  35

In general, Funds included in this prospectus seek to provide investors with current income exempt from federal income and certain state income taxes, consistent with the preservation of capital. The Funds emphasize investments in securities with higher yields and longer maturities.



Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS

   Southern
     State
   Municipal
  Bond Funds

typically rely on a combination of the following strategies:
 . investing at least 80% of their assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax;
 . investing at least 65% of their assets in municipal securities that are exempt from income or intangibles taxes, as applicable, in the state for which the Fund is named;
 . investing at least 80% of their assets in investment grade municipal securities, which are bonds rated within the four highest ratings categories by the nationally recognized statistical ratings organizations, or unrated securities determined to be of comparable quality by the investment advisor (except Florida High Income Municipal Bond Fund which invests at least 65% of its assets in below investment grade bonds);
 . purchasing municipal securities of any maturity, but generally the portfolio's average dollar weighted maturity ranges from 10 to 20 years. The Fund considers bond ratings and the quality of the issuer in its analysis. The Fund selects municipal bonds that hold attractive yields relative to bonds of similar credit quality and interest rate sensitivity; and
 . selling a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
 . seek a high quality portfolio of municipal bond funds (except Florida High
   Income Municipal Bond Fund)
 . seek income which is exempt from federal and state income tax.

Following this overview, you will find information on each Fund's specific investment strategies and risks. Also, see the Statement of Additional Information for further information on the state specific risks of your Fund.
 ................................................................................

 Risk Factors For All Mutual Funds
 Please remember that mutual fund shares are:
 . not guaranteed to achieve their investment goal
 . not a deposit with a bank
 . not insured, endorsed or guaranteed by the FDIC or any government agency . subject to investment risks, including possible loss of your original investment

 Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Below Investment Grade Bond Risk
Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value.

Non-Diversification Risk
An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified Fund. When a Fund is non-diversified, it may invest up to 25% of its assets in a single issuer and up to 50% of its assets may consist of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

Concentration Risk
An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named State's economy that may weaken or jeopardize the ability of the State's municipal bond issuers to pay interest and principal on their bonds. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in municipal bonds from a number of different states.

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

Florida High Income Municipal Bond Fund

 FUND FACTS:

 Goal:
 . High Current Income Exempt from Federal Income Taxes

 Principal Investment:
 . Before Investment Grade Municipal Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management

 Portfolio Manager:
 . Richard K. Marrone

 NASDAQ Symbols:
 . EFHAX (Class A)
 . EFHBX (Class B)
 . EFHCX (Class C)
 . EFHYX (Class Y)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks to provide a high level of current income that is exempt from federal income taxes.

   INVESTMENT STRATEGY

The following investment strategies are in addition to the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund normally invests at least 65% of its assets in below investment grade municipal securities, except for defensive purposes it may invest less. However, the Fund will not invest in municipal securities rated below C (in default) by Standard and Poor's Ratings Services. The Fund currently invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax. The Fund also invests at least 65% of its assets in municipal securities that are exempt from intangibles taxes in the State of Florida. The Fund may also invest up to 20% of its assets in high quality short-term obligations, the income from which may be subject to federal and state income and state intangible taxes.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Interest Rate Risk
 .Credit Risk
 .Below Investment Grade Bond Risk
 .Concentration Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 6/17/1992. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
    --      --      --      --    13.97   -4.41   18.47   5.57    10.73   6.22

Best Quarter:  1st Quarter 1995 +7.54%
Worst Quarter: 1st Quarter 1994 -4.53%

Year to date total return through 9/30/1999 is -1.99%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/1998), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index (LBMBI), which is a broad market performance benchmark for the tax exempt bond market. An index does not include transaction costs associated with buying and selling securities or any management fees. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1998)*

               Inception                                                       Performance
                 Date                                                             Since
               of Class          1 year         5 year         10 year          6/17/1992
  Class A      6/17/1992         1.13%          6.02%            N/A              7.44%
  Class B      7/10/1995         0.43%          6.20%            N/A              7.81%
  Class C       3/6/1998         4.56%          6.92%            N/A              8.13%
  Class Y      9/20/1995         6.48%          7.23%            N/A              8.38%
  LBMBI                          6.48%          6.22%            N/A              7.55%

* Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses            Class A Class B Class C Class Y
  Maximum sales charge imposed on purchases    4.75%    None    None   None
  (as a % of offering price)
  Maximum deferred sales charge                None*   5.00%   1.00%   None
  (as a % of either the redemption amount or
  initial investment, whichever is lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                  Total Fund
                   Fees              Fees            Expenses           Operating Expenses++
  Class A         0.52%              0.25%            0.23%                    1.00%
  Class B         0.52%              1.00%            0.23%                    1.75%
  Class C         0.52%              1.00%            0.23%                    1.75%
  Class Y         0.52%              0.00%            0.24%                    0.76%

+  Restated for the year ended 8/31/1999 to reflect current fees.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, estimated Total Fund Operating Expenses was 0.86% for Class A shares, 1.61% for Class B shares, 1.61% for Class C shares and 0.62% for Class Y shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              ---------------------------------------------   ---------------------
  After:      Class A     Class B     Class C     Class Y     Class B     Class C
  1 year       $572        $678        $278         $78        $178        $178
  3 years      $778        $851        $551        $243        $551        $551
  5 years     $1,001      $1,149       $948        $422        $949        $949
  10 years    $1,641      $1,771      $2,062       $942       $1,771      $2,062

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

Florida Municipal Bond Fund

 FUND FACTS:

 Goals:
 . Current Income Exempt from Federal Income Taxes
 . Preservation of Capital

 Principal Investment:
 . Municipal Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management

 Portfolio Manager:
 . Richard K. Marrone

 NASDAQ Symbols:
 . EFMAX (Class A)
 . EFMBX (Class B)
 . EFMYX (Class Y)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................


   INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and intangibles taxes, consistent with preservation of capital.

   INVESTMENT STRATEGY

The following investment strategies are in addition to the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified Fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax. The Fund also invests at least 65% of its assets in municipal securities that are exempt from intangibles taxes in the State of Florida. The Fund may invest up to 20% of its assets in below investment grade bonds. The Fund may also invest up to 20% of its assets in high quality short-term obligations, the income from which may be subject to federal and state income and state intangible taxes.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Interest Rate Risk
 .Credit Risk
 .Below Investment Grade Bond Risk
 .Non-Diversification Risk
 .Concentration Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
  7.25    7.21    12.32   9.13    12.30   -4.63   17.44   3.14    9.78    6.14

Best Quarter:  1st Quarter 1995 +7.06%
Worst Quarter: 1st Quarter 1994 -5.07%

Year to date total return through 9/30/1999 is -2.86%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index (LBMBI), which is a broad market performance benchmark for the tax exempt bond market. An index does not include transaction costs associated with buying and selling securities or any management fees. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1998)*

               Inception                                                       Performance
                Date of                                                           Since
                 Class           1 year         5 year         10 year          5/11/1988
  Class A      5/11/1988         1.11%          5.09%           7.33%             7.54%
  Class B      6/30/1995         0.23%          5.17%           7.51%             7.71%
  Class C      1/26/1998         4.25%          5.94%           7.76%             7.94%
  Class Y      6/30/1995         6.23%          6.18%           7.88%             8.06%
  LBMBI                          6.48%          6.22%           8.22%             8.24%

* Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses            Class A Class B Class C Class Y
  Maximum sales charge imposed on purchases    4.75%    None    None   None
  (as a % of offering price)
  Maximum deferred sales charge                None*   5.00%   1.00%   None
  (as a % of either the redemption amount or
  initial investment, whichever is lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                  Total Fund
                   Fees              Fees            Expenses           Operating Expenses++
  Class A         0.42%              0.25%            0.21%                    0.88%
  Class B         0.42%              1.00%            0.21%                    1.63%
  Class C         0.42%              1.00%            0.21%                    1.63%
  Class Y         0.42%              0.00%            0.21%                    0.63%

+  Restated for the fiscal year ended 8/31/1999 to reflect current fees.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, estimated Total Fund Operating Expenses was 0.34% for Class A shares, 1.26% for Class B shares, 1.26% for Class C shares and 0.26% for Class Y shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              ---------------------------------------------   ---------------------
  After:      Class A     Class B     Class C     Class Y     Class B     Class C
  1 year       $561        $666        $266         $64        $166        $166
  3 years      $742        $814        $514        $202        $514        $514
  5 years      $939       $1,087       $887        $351        $887        $887
  10 years    $1,508      $1,638      $1,933       $786       $1,638      $1,933

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

Georgia Municipal Bond Fund

 FUND FACTS:

 Goals:
 . Current Income Exempt from Federal Income Tax

 . Preservation of Capital

 Principal Investment:
 . Municipal Securities

 Classes of Shares Offered in this Prospectus:
 . Class A

 . Class B

 . Class Y

 Investment Advisor:
 . Evergreen Investment Management

 Portfolio Manager:
 . Charles E. Jeanne

 NASDAQ Symbols:
 . EGAAX (Class A)

 . EGABX (Class B)

 . EGAYX (Class Y)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.

   INVESTMENT STRATEGY

The following investment strategies are in addition to the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified Fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income taxes in the State of Georgia. The Fund may invest up to 20% of its assets in below investment grade bonds. The Fund may also invest up to 20% of its assets in high quality short-term obligations, the income from which may be subject to federal and state income taxes.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Below Investment Grade Bond Risk
 . Non-Diversification Risk
 . Concentration Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 7/2/1993. It should give you a general idea of how the Fund's return has varied from year- to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
    --      --      --      --      --    -9.64   19.80   3.17    10.47   6.08

Best Quarter: 1st Quarter 1995 +8.60%
Worst Quarter: 1st Quarter 1994 -8.72%

Year to date total return through 9/30/1999 is -2.19%.

The next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/1998), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index (LBMBI), which is a broad market performance benchmark for the tax exempt bond market. An index does not include transaction costs associated with buying and selling securities or any management fees. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1998)*

               Inception                                                       Performance
                 Date                                                             Since
               of Class          1 year         5 year         10 year          7/2/1993
  Class A       7/2/1993         1.06%          4.50%            N/A              4.82%
  Class B       7/2/1993         0.29%          4.44%            N/A              4.89%
  Class Y      2/28/1994         6.35%          5.78%            N/A              5.98%
  LBMBI                          6.48%          6.22%            N/A              6.55%

* Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher, Class B pays a 12b-1 fee of 1.00%.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A Class B Class Y
  Maximum deferred                    None*   5.00%   None
   sales charge
   (as a % of
   either the
   redemption
   amount or
   initial
   investment,
   whichever is
   lower)

  Maximum sales                       4.75%   None    None
   charge imposed
   on purchases
   (as a % of
   offering price)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                  Total Fund
                   Fees              Fees            Expenses           Operating Expenses++
  Class A         0.42%              0.25%            0.23%                    0.90%
  Class B         0.42%              1.00%            0.23%                    1.65%
  Class Y         0.42%              1.00%            0.23%                    0.65%

+  Restated for the fiscal year ended 8/31/1999 to reflect current fees.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, estimated Total Fund Operating Expenses was 0.51% for Class A shares, 1.26% for Class B shares and 0.26% for Class Y shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                          Assuming Redemption at                                       Assuming
                               End of Period                                         No Redemption
                   ----------------------------------------------------------        -------------
  After:           Class A               Class B               Class Y                  Class B
  1 year            $562                  $688                   $66                     $168
  3 years           $748                  $820                  $208                     $520
  5 years           $950                 $1,097                 $362                     $897
  10 years         $1,530                $1,661                 $810                    $1,661

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

Maryland Municipal Bond Fund

 FUND FACTS:

 Goals:
 . Current Income Exempt from Federal Income Tax

 . Preservation of Capital

 Principal Investment:
 . Municipal Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management

 Portfolio Manager:
 . Keith Lowe, CFA

 NASDAQ Symbols:
 . EMDAX (Class A)

 . EMDBX (Class B)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.

   INVESTMENT STRATEGY

The following investment strategies are in addition to the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified Fund that normally invests all of its assets in investment grade municipal securities. The Fund invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income taxes in the State of Maryland. The Fund may also invest up to 20% of its assets in high quality short-term obligations, the income from which may be subject to federal and state income taxes.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Non-Diversification Risk
 . Concentration Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 10/30/1990. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
    --      --    8.88    7.38    11.96   -6.82   14.88   1.57    6.77    5.45

Best Quarter: 1st Quarter 1995 +6.58%
Worst Quarter: 1st Quarter 1994 -5.77%

Year to date total return through 9/30/1999 is -2.13%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/1998), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index (LBMBI), which is a broad market performance benchmark for the tax exempt bond market. An index does not include transaction costs associated with buying and selling securities or any management fees. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1998)*

               Inception                                                         Performance
                  Date                                                              Since
                of Class          1 year          5 year         10 year         10/30/1990

  Class A      10/30/1990          0.45%           3.13%           N/A              5.39%

  Class B       3/27/1998         -0.18%           3.87%           N/A              5.94%

  Class C      12/23/1998          4.71%           4.39%           N/A              6.21%

  Class Y      10/30/1990          5.71%           4.39%           N/A              6.21%

  LBMBI                            6.48%           6.22%           N/A              8.32%

* Historical performance shown for Classes B and C prior to their Inception is based on the performance of Class Y, one of the original classes offered along with Class A. These historical returns for Classes B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%, Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.
   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction
  Expenses                  Class A Class B Class C Class Y

  Maximum sales              4.75%    None    None   None
  charge imposed
  on purchases
  (as a % of
  offering price)
  Maximum deferred            None*  5.00%   1.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

               Management         12b-1           Other                Total Fund
                  Fees            Fees           Expenses         Operating Expenses++
  Class A         0.42%           0.25%            0.42%                  1.09%
  Class B         0.42%           1.00%            0.42%                  1.84%
  Class C         0.42%           1.00%            0.42%                  1.84%
  Class Y         0.42%            N/A             0.42%                  0.84%

+  Restated for the fiscal year ended 8/31/1999 to reflect current fees.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, estimated Total Fund Operating Expenses would be 0.79% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and 0.55% for Class Y shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              ---------------------------------------------   ---------------------
   After:     Class A     Class B     Class C     Class Y     Class B     Class C
  1 year       $581        $687        $287         $86        $187        $187
  3 years      $805        $879        $579        $268        $579        $579
  5 years     $1,047      $1,196       $996        $466        $996        $996
  10 years    $1,741      $1,870      $2,159      $1,037      $1,870      $2,159

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

North Carolina Municipal Bond Fund

 FUND FACTS:

 Goals:
 . Current Income Exempt from Federal Income Tax

 . Preservation of Capital

 Principal Investment:
 . Municipal Securities

 Classes of Shares Offered in this Prospectus:

 . Class A

 . Class B

 . Class Y

 Investment Advisor:
 . Evergreen Investment Management

 Portfolio Manager:
 . Richard K. Marrone

 NASDAQ Symbols:
 . ENCMX (Class A)

 . ENCBX (Class B)

 . ENCYX (Class Y)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.

   INVESTMENT STRATEGY

The following investment strategies are in addition to the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified Fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income taxes, other than the alternative minimum tax. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income taxes in the State of North Carolina. The Fund may invest up to 20% of its assets in below investment grade bonds. The Fund may also invest up to 20% of its assets in high quality short-term obligations, the income from which may be subject to federal and state income taxes.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Below Investment Grade Bond Risk
 . Non-Diversification Risk
 . Concentration Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/11/1993. It should give you a general idea of how the Fund's returns have varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
    --      --      --      --      --    -9.12   20.76   1.54    10.40   5.83

Best Quarter:1st Quarter 1995+8.95%
Worst Quarter:1st Quarter 1994-7.47%

Year to date total return through 9/30/1999 is -2.57%.

The next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/1998), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index (LBMBI), which is a broad market performance benchmark for the tax exempt bond market. An index does not include transaction costs associated with buying and selling securities or any management fees. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1998)*

               Inception                                                      Performance
                 Date                             5                              Since
               of Class          1 year         year          10 year          1/11/1993

  Class A      1/11/1993         0.84%          4.39%           N/A              5.54%

  Class B      1/11/1993         0.04%          4.33%           N/A              5.57%

  Class Y      2/28/1994         6.10%          5.67%           N/A              6.69%

  LBMBI                          6.48%          6.22%           N/A              7.21%

* Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class Y

  Maximum sales      4.75%    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)

  Maximum deferred    None*  5.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                  Total Fund
                   Fees              Fees            Expenses           Operating Expenses++

  Class A         0.42%              0.25%            0.18%                    0.85%

  Class B         0.42%              1.00%            0.18%                    1.60%

  Class Y         0.42%              0.00%            0.18%                    0.60%

+  Restated for the fiscal year ended 8/31/1999 to reflect current fees.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, estimated Total Fund Operating Expenses was 0.49% for Class A shares, 1.23% for Class B shares and 0.23% for Class Y shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                          Assuming Redemption at                                       Assuming
                               End of Period                                         No Redemption
                   ----------------------------------------------------------        -------------
  After:           Class A               Class B               Class Y                  Class B

  1 year            $558                  $663                   $61                     $163

  3 years           $733                  $805                  $192                     $505

  5 years           $924                 $1,071                 $335                     $871

  10 years         $1,474                $1,605                 $750                    $1,605

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

South Carolina Municipal Bond Fund

 FUND FACTS:

 Goals:
 . Current Income Exempt from Federal Income Tax
 . Preservation of Capital

 Principal Investment:
 . Municipal Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management

 Portfolio Manager:
 . Charles E. Jeanne

 NASDAQ Symbol:
 . EGSYX (Class Y)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.

   INVESTMENT STRATEGY

The following investment strategies are in addition to the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified Fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income taxes in the State of South Carolina. The Fund may invest up to 20% of its assets in below investment grade bonds. The Fund may also invest up to 20% of its assets in high quality short-term obligations, the income from which may be subject to federal and state income taxes.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Below Investment Grade Bond Risk
 . Non-Diversification Risk
 . Concentration Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/3/1994. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
    --      --      --      --      --    -9.32   21.81   4.49    9.60    6.03

Best Quarter: 1st Quarter 1995 +9.90%
Worst Quarter: 2nd Quarter 1999 -2.23%

Year to date total return through 9/30/1999 is -2.30%.

The next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/1998), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index (LBMBI), which is a broad market performance benchmark for the tax exempt bond market. An index does not include transaction costs associated with buying and selling securities or any management fees. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1998)*

               Inception                                                       Performance
                 Date                                                             Since
               of Class          1 year         5 year         10 year          1/3/1994

  Class A       1/3/1994         1.03%           N/A             N/A              5.02%

  Class B       1/3/1994         0.23%           N/A             N/A              4.97%

  Class Y      2/28/1994         6.29%           N/A             N/A              6.38%

  LBMBI                          6.48%           N/A             N/A              6.22%

* Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A Class B Class Y
  Maximum sales                       4.75%    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)

  Maximum deferred                     None*  5.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                  Total Fund
                   Fees              Fees            Expenses           Operating Expenses++

  Class A         0.42%              0.25%            0.27%                    0.94%

  Class B         0.42%              1.00%            0.27%                    1.69%

  Class Y         0.42%              0.00%            0.27%                    0.69%

+  Restated for the fiscal year ended 8/31/1999 to reflect current fees.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, estimated Total Fund Operating Expenses was 0.70% for Class A shares, 1.45% for Class B shares and 0.45% for Class Y shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                                  Assuming Redemption at                               Assuming
                                      End of Period                                  No Redemption
                   ----------------------------------------------------------        -------------
  After:           Class A               Class B               Class Y                  Class B

  1 year            $566                  $672                   $70                     $172

  3 years           $760                  $833                  $221                     $533

  5 years           $970                 $1,118                 $384                     $918

  10 years         $1,575                $1,705                 $859                    $1,705

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

Virginia Municipal Bond Fund

 FUND FACTS:

 Goals:
 . Current Income Exempt from Federal Income Tax
 . Preservation of Capital

 Principal Investment:
 . Municipal Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management

 Portfolio Manager:
 . Charles E. Jeanne

 NASDAQ Symbols:
 . EGVRX (Class A)
 . EGVZX (Class Y)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.

   INVESTMENT STRATEGY

The following investment strategies are in addition to the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified Fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income taxes in the Commonwealth of Virginia. The Fund may invest up to 20% of its assets in below investment grade bonds. The Fund may also invest up to 20% of its assets in high quality short-term obligations, the income from which may be subject to federal and state income taxes.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Below Investment Grade Bond Risk
 . Non-Diversification Risk
 . Concentration Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 7/2/1993. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
    --      --      --      --      --    -8.60   20.32   2.79    9.57    6.32

Best Quarter: 1st Quarter 1995 +9.25%
Worst Quarter: 1st Quarter 1994 -8.02%

Year to date total return through 9/30/1999 is -1.68%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/1998), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index (LBMBI), which is a broad market performance benchmark for the tax exempt bond market. An index does not include transaction costs associated with buying and selling securities or any management fees. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1998)*

               Inception                                                       Performance
                 Date                                                             Since
               of Class          1 year         5 year         10 year          7/2/1993

  Class A       7/2/1993         1.23%          4.63%            N/A              4.93%

  Class B       7/2/1993         0.52%          4.57%            N/A              4.99%

  Class Y      2/28/1994         6.58%          5.91%            N/A              6.17%

  LBMBI                          6.48%          6.22%            N/A              6.55%

* Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A Class B Class Y

  Maximum sales                       4.75%    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)

  Maximum deferred                     None*  5.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                  Total Fund
                   Fees              Fees            Expenses           Operating Expenses++

  Class A         0.42%              0.25%            0.23%                    0.90%

  Class B         0.42%              1.00%            0.23%                    1.65%

  Class Y         0.42%              0.00%            0.24%                    0.66%

+  Restated for the fiscal year ended 8/31/1999 to reflect current fees.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, estimated Total Fund Operating Expenses was 0.51% for Class A shares, 1.26% for Class B shares and 0.26% for Class Y shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                                   Assuming Redemption at                              Assuming
                                      End of Period                                  No Redemption
                   ----------------------------------------------------------        -------------
  After:           Class A               Class B               Class Y                  Class B

  1 year            $562                  $668                   $67                     $168

  3 years           $748                  $820                  $211                     $520

  5 years           $950                 $1,097                 $368                     $897

  10 years         $1,530                $1,661                 $822                    $1,661

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


THE FUNDS' INVESTMENT ADVISOR

The investment advisor manages a Fund's investments and supervises its daily business affairs. There is one investment advisor for the Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the U.S., with over $242 billion in consolidated assets as of 10/31/1999. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management (EIM) is the investment advisor to:
 . Florida High Income Municipal Bond Fund
 . Florida Municipal Bond Fund
 . Georgia Municipal Bond Fund
 . Maryland Municipal Bond Fund
 . North Carolina Municipal Bond Fund
 . South Carolina Municipal Bond Fund
 . Virginia Municipal Bond Fund

     EIM, a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $27.4 billion in assets for 34 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

For the fiscal year ended 8/31/1999, the aggregate advisory fee paid to EIM by each Fund was as follows:

                       % of the Fund's average
  Fund                    daily net assets
  Florida High Income
  Municipal Bond Fund           0.46%
  Florida Municipal
  Bond Fund                     0.14%
  Georgia Municipal
  Bond Fund                     0.11%
  Maryland Municipal
  Bond Fund                     0.21%
  North Carolina
  Municipal Bond Fund           0.14%
  South Carolina
  Municipal Bond Fund           0.26%
  Virginia Municipal
  Bond Fund                     0.11%

Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds have given representations of readiness and are continuing to take steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally. In addition, issuers of securities, especially foreign issuers, in which the Funds might invest may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Funds' securities.

THE FUNDS' PORTFOLIO MANAGERS

Florida High Income Municipal Bond Fund
Richard K. Marrone has been the portfolio manager of the Fund since 1995. Since joining EIM in 1993, Mr. Marrone has been a Vice President and senior portfolio manager. Mr. Marrone also acts as the portfolio manager to Evergreen Florida Municipal Bond Fund and Evergreen North Carolina Municipal Bond Fund.

Florida Municipal Bond Fund
Richard K. Marrone has been the portfolio manager of the Fund since January 1998. Since joining EIM in 1993, Mr. Marrone has been a Vice President and senior portfolio manager. Mr. Marrone also acts as portfolio manager to Evergreen Florida High Income Municipal Bond Fund and Evergreen North Carolina Municipal Bond Fund.

Georgia Municipal Bond Fund Charles E. Jeanne has been the portfolio manager of the Fund since 1997. Mr. Jeanne has been a portfolio manager since joining FUNB in 1993. Mr. Jeanne also acts as the portfolio manager to Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund.

Maryland Municipal Bond Fund
Keith Lowe, CFA has been the portfolio manager of the Fund since November 1999. Since joining FUNB in 1994, Mr. Lowe has been a portfolio manager/credit analyst.

North Carolina Municipal Bond Fund
Richard K. Marrone has been the portfolio manager of the Fund since 1993. Since joining EIM in 1993, Mr. Marrone has been a Vice President and senior portfolio manager. Mr. Marrone also acts as the portfolio manager to Evergreen Florida High Income Municipal Bond Fund and Evergreen Florida Municipal Bond Fund.

South Carolina Municipal Bond Fund
Charles E. Jeanne has been the portfolio manager of the Fund since 1997. Since joining FUNB in 1993, Mr. Jeanne has been an Assistant Vice President and portfolio manager. Mr. Jeanne also acts as the portfolio manager to Evergreen Georgia Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund.

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN



Virginia Municipal Bond Fund
Charles E. Jeanne has been portfolio manager of the Fund since 1993. Since joining FUNB in 1993, Mr. Jeanne has been an Assistant Vice President and portfolio manager. Mr. Jeanne also acts as the portfolio manager to Evergreen Georgia Municipal Bond Fund and Evergreen South Carolina Municipal Bond Fund.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 . Most importantly, read the prospectus to see if the Fund is suitable for you. . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
 . Request any additional information you want about the Fund, such as the Statement of Additional Information ("SAI"), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Evergreen Florida High Income Municipal Bond Fund and Evergreen Florida Municipal Bond Fund offer four different share classes: Class A, Class B, Class C and Class Y. The other Funds offer three different share classes: Class A, Class B and Class Y. Each class except Class Y has its own sales charge. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest.

Class A
If you select Class A shares, you may pay a front-end sales charge of up to 4.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to 12b-1 fees. The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                              As a % of               As a %                 Dealer
  Your                      NAV excluding            of your               commission
  Investment                sales charge            investment           as a % of NAV
  Up to $49,999                 4.75%                  4.99%                  4.25%
  $50,000-$99,999               4.50%                  4.71%                  4.25%
  $100,000-$249,999             3.75%                  3.90%                  3.25%
  $250,000-$499,999             2.50%                  2.56%                  2.00%
  $500,000-$999,999             2.00%                  2.04%                  1.75%
  $1,000,000 and over           0.00%                  0.00%             1.00% to 0.25%

Although no front-end sales charge applies to purchases of $1,000,000 and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within 13 months of purchase.

 Two ways you can reduce
 your Class A sales
 charges:
 1. Rights of Accumulation allow you to combine your investment with all existing investments in all your Evergreen Fund accounts when determining whether you meet the threshold for a reduced Class A sales charge.
 2. Letter of Intent. If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Contact your broker or the Evergreen Service Company at 1-800-343-2898 if you think you may qualify for either of these services.


                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


Each Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of First Union Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares were held, as shown below:

                          Contingent Deferred
  Time Held                  Sales Charge

  Month of Purchase +
  First 12 Month Period          5.00%

  Month of Purchase +
  Second 12 Month Period         4.00%

  Month of Purchase +
  Third 12 Month Period          3.00%

  Month of Purchase +
  Fourth 12 Month Period         3.00%

  Month of Purchase +
  Fifth 12 Month Period          2.00%

  Month of Purchase +
  Sixth 12 Month Period          1.00%

  Thereafter                     0.00%

  After 7 years           Converts to Class A

  Dealer Allowance               4.00%

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the deferred sales charge a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the deferred sales charge and/or shares held the longest, in that order. The deferred sales charge on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.

Class C
Class C shares are similar to Class B shares, except the deferred sales charge is less and only applies if shares are redeemed within the first year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees continue for the life of the account.

  Time Held              Deferred Sales Charge

  Month of Purchase +
  Less than 1 year               1.00%

  Month of Purchase + 1
  year or more                   0.00%

 Waiver of Class B or Class C Deferred Sales Charges
 You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:
 . When the shares were purchased through reinvestment of dividends/capital gains
 . Death or disability
 . Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
 . Automatic IRA withdrawals if your age is at least 59 1/2
 . Automatic withdrawals of up to 1.0% of the account balance per month
 . Loan proceeds and financial hardship distributions from a retirement plan
 . Returns of excess contributions or excess deferral amounts made to a retirement plan participant.

Class Y
Each Fund offers Class Y shares at net asset value without an initial sales charge, deferred sales charge or 12b-1 fees. Class Y shares are only offered to persons who owned shares in an Evergreen Fund advised by Evergreen Asset Management Corp. on or before December 31, 1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments

                       Initial Additional
  Regular Accounts     $1,000     None
  IRAs                   $250     None
  Systematic
   Investment Plan        $50      $25

  Method             Opening an Account                                        Adding to an Account

  By Mail or         . Complete and sign the account                            . Make your check payable to
  through an           application.                                               Evergreen Funds.
  Investment         . Make the check payable to Evergreen                      . Write a note specifying:
  Professional         Funds.                                                     - the Fund name
                     . Mail the application and your check                        - share class
                       to the address below:                                      - your account number
                        Evergreen Service Company   Overnight Address:            - the name(s) in which the account is registered
                        P.O. Box 2121               Evergreen Service Company   . Mail to the address below or
                        Boston, MA 02106-2121       200 Berkeley St.              deliver to your investment
                                                    Boston, MA 02116-5039         representative.
                     . Or deliver them to your investment
                       representative (provided he or she
                       has a broker-dealer arrangement with
                       EDI).

  By Phone           . Call 1-800-343-2898 to set up an                         . Call the Evergreen Express Line at
                       account number and get wiring                              1-800-346-3858 24 hours a day or
                       instructions (call before 12 noon if                       1-800-343-2898 between 8 a.m. and 6
                       you want wired funds to be credited                        p.m. Eastern time, on any business day.
                       that day).                                               . If your bank account is set up on
                     . Instruct your bank to wire or                              file, you can request either:
                       transfer your purchase (they may                           - Federal Funds Wire (offers immediate
                       charge a wiring fee).                                        access to funds) or
                     . Complete the account application and                       - Electronic transfer through the Automated
                       mail to:                                                     Clearing House which avoids wiring fees.
                        Evergreen Service Company   Overnight Address:
                        P.O. Box 2121               Evergreen Service Company
                        Boston, MA 02106-2121       200 Berkeley St.
                                                    Boston, MA 02116-5039
                     . Wires received after 4 p.m. Eastern
                       time on market trading days will
                       receive the next market day's closing
                       price.*

  By Exchange        . You can make an additional investment by exchange from an existing
                       Evergreen Funds account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.**
                     . You can only exchange shares in the same class.
                     . There is no sales charge or redemption fee when exchanging funds within the
                       Evergreen Funds family.***
                     . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).*
                     . Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
                     . Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (see below).

  Systematic         . You can transfer money automatically                     . To establish automatic investing for an
  Investment           from your bank account                                     existing account, call 1-800-343-2898
  Plan (SIP)           into your Fund account on a monthly basis.                 for an application.
                     . Initial investment minimum is $50 if                     . The minimum is $25 per month or $75
                       you invest at least $25 per                                per quarter.
                       month with this service.                                 . You can also establish an investing program
                     . To enroll, check off the box on the                        through direct deposit from your paycheck.
                       account application and provide:                           Call 1-800-343-2898 for details.
                       - your bank account information
                       - the amount and date of your monthly
                         investment

 *The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
 **Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The
 Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
 ***This does not apply to exchanges from Class A shares of an Evergreen money market fund.
                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


HOW TO REDEEM SHARES
We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

  Methods      Requirements
  Call Us      . Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-
                 2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
               . This service must be authorized ahead of time, and is only available for regular accounts.**
               . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.*
               . We can either:
               -wire the proceeds into your bank account (service charges may apply)
               -electronically transmit the proceeds into your bank account via the Automated
               Clearing House service
               -mail you a check.
               . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
               . See exceptions list below for requests that must be made in writing.
  Write Us     . You can mail a         Evergreen Service Company    Overnight Address:
                 redemption request     P.O. Box 2121                Evergreen Service Company
                 to:                    Boston, MA 02106-2121        200 Berkeley St.
                                                                     Boston, MA 02116-5039
               . Your letter of instructions must:
               -list the Fund name and the account number
               -indicate the number of shares or dollar value you wish to redeem
               -be signed by the registered owner(s).
               . See exceptions list below for requests that must be signature guaranteed.
               . To redeem from an IRA or other retirement account, call 1-800-343-2898 for a special application.
  Redeem Your  . You may also redeem your shares through participating broker-dealers by
  Shares in      delivering a letter as described above to your broker-dealer.
  Person       . A fee may be charged for this service.
  Systematic   . You can transfer money automatically from your Fund account on a monthly or quarterly basis -- without redemption fees.
  Withdrawal   . The withdrawal can be mailed to you, or deposited directly into your bank account.
  Plan (SWP)   . The minimum is $75 per month.
               . The maximum is 1% of your account per month or 3% per quarter.
               . To enroll, call 1-800-343-2898 for an application.

 * The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
 ** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgement of the portfolio manager, adversely affect the price of the Fund.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

 .You are redeeming more than $50,000.
 .You want the proceeds transmitted into a bank account not listed on the account.
 .You want the proceeds payable to anyone other than the registered owner(s) of the account.
 .Either your address or the address of your bank account has been changed within 30 days.
 .The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
 corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
 .Commercial Bank
 .Trust Company
 .Savings Association
 .Credit Union
 .Member of a U.S. stock exchange


SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


OTHER SERVICES

Evergreen Express Line
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account in amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price. This is the Fund's net asset value, also sometimes referred to as the Fund's "NAV."

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
 . On Fund distributions (dividends and capital gains)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds expect that substantially all of their regular dividends will be exempt from federal income tax other than the federal alternative tax. Otherwise, the Funds may distribute two types of taxable income to you:

 . Dividends. To the extent that regular dividends are derived from interest that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.
 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.
                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs) IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares are payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the initial sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Fund may use this fee for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund, except Florida High Income Municipal Bond Fund, have been derived from financial information audited by KPMG LLP, the Funds' independent auditors.
--------------------------------------------------------------------------------

FLORIDA HIGH INCOME MUNICIPAL BOND FUND    CLASS A

                                    Year Ended August 31,
                         ------------------------------------------------     Year Ended
                           1999       1998      1997     1996    1995 (a)   April 30, 1995
------------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $  11.26   $  10.89  $  10.42  $ 10.40  $ 10.16       $ 10.08
                         --------   --------  --------  -------  -------       -------
Income from investment
 operations
Net investment income        0.57       0.58      0.62     0.63     0.21          0.65
Net realized and
 unrealized gains or
 losses on securities       (0.58)      0.37      0.47     0.02     0.24          0.08
                         --------   --------  --------  -------  -------       -------
Total from investment
 operations                 (0.01)      0.95      1.09     0.65     0.45          0.73
                         --------   --------  --------  -------  -------       -------
Less distributions to
 shareholders from
Net investment income       (0.57)     (0.58)    (0.62)   (0.63)   (0.21)        (0.65)
Net realized gains              0++        0         0        0        0             0
                         --------   --------  --------  -------  -------       -------
Total distributions to
 shareholders               (0.57)     (0.58)    (0.62)   (0.63)   (0.21)        (0.65)
                         --------   --------  --------  -------  -------       -------
Net asset value, end of
 period                  $  10.68   $  11.26  $  10.89  $ 10.42  $ 10.40       $ 10.16
                         --------   --------  --------  -------  -------       -------
Total return*               (0.16%)     8.94%    10.77%    6.42%    4.43%         7.56%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $269,616   $279,079  $119,942  $76,267  $59,551       $65,043
Ratios to average net
 assets
 Expenses#                   0.86%      0.89%     0.88%    0.85%    1.07%+        0.60%
 Net investment income       5.10%      5.15%     5.86%    6.02%    5.92%+        6.52%
Portfolio turnover rate        29%        70%       32%      42%      14%           28%

(a) For the four months ended August 31, 1995. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
++  Represents an amount less than $0.01 per share.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

--------------------------------------------------------------------------------

FLORIDA MUNICIPAL BOND FUND    CLASS A


                                      Year Ended August 31,
                         -----------------------------------------------------     Year Ended
                           1999       1998      1997      1996    1995 (a) (b) April 30, 1995 (a)
-------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $  10.15   $   9.98  $   9.70  $   9.74    $   9.61        $   9.52
                         --------   --------  --------  --------    --------        --------
Income from investment
 operations
Net investment income        0.46       0.48      0.51      0.54        0.19            0.54
Net realized and
 unrealized gains or
 losses on securities       (0.56)      0.38      0.35     (0.04)       0.22            0.11
                         --------   --------  --------  --------    --------        --------
Total from investment
 operations                 (0.10)      0.86      0.86      0.50        0.41            0.65
                         --------   --------  --------  --------    --------        --------
Less distributions to
 shareholders from
Net investment income       (0.46)     (0.48)    (0.52)    (0.54)      (0.22)          (0.54)
Net realized gains          (0.23)     (0.21)    (0.06)        0       (0.06)          (0.02)
                         --------   --------  --------  --------    --------        --------
Total distributions to
 shareholders               (0.69)     (0.69)    (0.58)    (0.54)      (0.28)          (0.56)
                         --------   --------  --------  --------    --------        --------
Net asset value, end of
 period                  $   9.36   $  10.15  $   9.98  $   9.70    $   9.74        $   9.61
                         --------   --------  --------  --------    --------        --------
Total return*               (1.07%)     8.96%     9.06%     5.15%       4.20%           7.05%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $137,101   $164,255  $105,673  $115,723    $136,449        $168,542
Ratios to average net
 assets
 Expenses#                   0.34%      0.46%     0.74%     0.63%       0.82%+          0.61%
 Net investment income       4.71%      4.79%     5.22%     5.46%       4.89%+          5.73%
Portfolio turnover rate        57%        64%       41%       30%         29%             53%

(a) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30,
    1995 have been carried forward in these financial highlights.
(b) For the four months ended August 31, 1995. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.
                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


Florida High Income Municipal Bond Fund's tables prior to 1999 have been audited by PricewaterhouseCoopers LLP, that Fund's independent accountants. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.
--------------------------------------------------------------------------------

FLORIDA HIGH INCOME MUNICIPAL BOND FUND
                                        CLASS B

                                         Year Ended August 31,
                               -----------------------------------------------
                                 1999       1998     1997     1996    1995 (a)
--------------------------------------------------------------------------------
Net asset value, beginning of
 period                        $  11.26   $  10.89  $ 10.42  $ 10.40   $10.41
                               --------   --------  -------  -------   ------
Income from investment
 operations
Net investment income              0.48       0.50     0.54     0.55     0.08
Net realized and unrealized
 gains or losses on
 securities                       (0.58)      0.37     0.47     0.02    (0.01)
                               --------   --------  -------  -------   ------
Total from investment
 operations                       (0.10)      0.87     1.01     0.57     0.07
                               --------   --------  -------  -------   ------
Less distributions to
 shareholders from
Net investment income             (0.48)     (0.50)   (0.54)   (0.55)   (0.08)
Net realized gains                    0++        0        0        0        0
                               --------   --------  -------  -------   ------
Total distributions to
 shareholders                     (0.48)     (0.50)   (0.54)   (0.55)   (0.08)
                               --------   --------  -------  -------   ------
Net asset value, end of
 period                        $  10.68   $  11.26  $ 10.89  $ 10.42   $10.40
                               --------   --------  -------  -------   ------
Total return*                     (0.91%)     8.13%    9.95%    5.63%    0.64%
Ratios and supplemental data
Net assets, end of period
 (thousands)                   $130,259   $103,309  $63,475  $19,219   $3,137
Ratios to average net assets
 Expenses#                         1.61%      1.64%    1.63%    1.59%    1.09%+
 Net investment income             4.34%      4.46%    5.09%    5.27%    3.40%+
Portfolio turnover rate              29%        70%      32%      42%      14%

(a) For the period from July 10, 1995 (commencement of class operations) to August 31, 1995.
(b) For the period from March 6, 1998 (commencement of class operations) to August 31, 1998.
(c) For the period from September 20, 1995 (commencement of class operations) to August 31, 1996.
*   Excluding applicable sales charges.
+   Annualized.
++  Represents an amount less than $0.01 per share.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

--------------------------------------------------------------------------------

FLORIDA MUNICIPAL BOND FUND
                                        CLASS B

                                         Year Ended August 31,
                                ---------------------------------------------
                                 1999      1998     1997     1996    1995 (a)
--------------------------------------------------------------------------------
Net asset value, beginning of
 period                         $ 10.15   $  9.98  $  9.70  $  9.74  $  9.67
                                -------   -------  -------  -------  -------
Income from investment
 operations
Net investment income              0.37      0.38     0.42     0.44     0.07
Net realized and unrealized
 gains or losses on securities    (0.56)     0.39     0.35    (0.04)    0.10
                                -------   -------  -------  -------  -------
Total from investment
 operations                       (0.19)     0.77     0.77     0.40     0.17
                                -------   -------  -------  -------  -------
Less distributions to
 shareholders from
Net investment income             (0.37)    (0.39)   (0.43)   (0.44)   (0.07)
Net realized gains                (0.23)    (0.21)   (0.06)       0    (0.03)
                                -------   -------  -------  -------  -------
Total distributions to
 shareholders                     (0.60)    (0.60)   (0.49)   (0.44)   (0.10)
                                -------   -------  -------  -------  -------
Net asset value, end of period  $  9.36   $ 10.15  $  9.98  $  9.70  $  9.74
                                -------   -------  -------  -------  -------
Total return*                     (1.97%)    7.97%    8.06%    4.17%    1.49%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $59,783   $66,142  $31,281  $28,849  $27,351
Ratios to average net expenses
 Expenses#                         1.26%     1.36%    1.66%    1.56%    1.44%+
 Net investment income             3.79%     3.88%    4.29%    4.52%    3.22%+
Portfolio turnover rate              57%       64%      41%      30%      29%

(a) For the period from June 30, 1995 (commencement of class operations) to August 31, 1995.
(b) For the period from January 26, 1998 (commencement of class operations) to August 31, 1998.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


CLASS C                           CLASS Y

   Year Ended August 31,                 Year Ended August 31,
---------------------------       ------------------------------------
  1999          1998 (b)           1999      1998     1997    1996 (c)
---------------------------       ------------------------------------
 $11.26         $11.11            $ 11.26   $ 10.89  $10.42   $10.48
 ------         ------            -------   -------  ------   ------

   0.48           0.24               0.60      0.61    0.65     0.63
  (0.58)          0.15              (0.58)     0.37    0.47    (0.06)
 ------         ------            -------   -------  ------   ------
  (0.10)          0.39               0.02      0.98    1.12     0.57
 ------         ------            -------   -------  ------   ------

  (0.48)         (0.24)             (0.60)    (0.61)  (0.65)   (0.63)
      0++            0                  0++       0       0        0
 ------         ------            -------   -------  ------   ------
  (0.48)         (0.24)             (0.60)    (0.61)  (0.65)   (0.63)
 ------         ------            -------   -------  ------   ------
 $10.68         $11.26            $ 10.68   $ 11.26  $10.89   $10.42
 ------         ------            -------   -------  ------   ------
  (0.91%)         3.50%              0.09%     9.22%  11.04%    5.54%

 $6,749         $1,098            $53,624   $29,152  $6,326   $1,970

   1.61%          1.65%+             0.62%     0.65%   0.63%    0.59%+
   4.31%          4.21%+             5.38%     5.47%   6.08%    6.27%+
     29%            70%                29%       70%     32%      42%

--------------------------------------------------------------------------------

CLASS C                         CLASS Y

   Year Ended August 31,                     Year Ended August 31,
---------------------------     ----------------------------------------------
  1999          1998 (b)         1999      1998     1997    1996    1995 (a)
---------------------------     ----------------------------------------------
 $10.15         $10.06          $  10.15   $   9.98  $  9.70  $  9.74   $ 9.67
 ------         ------          --------   --------  -------  -------   ------

   0.37           0.23              0.47       0.48     0.52     0.53     0.09
  (0.56)          0.09             (0.56)      0.39     0.35    (0.03)    0.10
 ------         ------          --------   --------  -------  -------   ------
  (0.19)          0.32             (0.09)      0.87     0.87     0.50     0.19
 ------         ------          --------   --------  -------  -------   ------

  (0.37)             0             (0.47)     (0.49)   (0.53)   (0.54)   (0.09)
  (0.23)         (0.23)            (0.23)     (0.21)   (0.06)       0    (0.03)
 ------         ------          --------   --------  -------  -------   ------
  (0.60)         (0.23)            (0.70)     (0.70)   (0.59)   (0.54)   (0.12)
 ------         ------          --------   --------  -------  -------   ------
$  9.36         $10.15          $   9.36   $  10.15  $  9.98  $  9.70   $ 9.74
 ------         ------          --------   --------  -------  -------   ------
  (1.97%)         3.25%            (0.99%)     9.05%    9.14%    5.22%    1.67%

$ 9,111         $8,963          $407,474   $418,847  $24,850  $12,259   $3,602

   1.26%          1.29%+            0.26%      0.33%    0.67%    0.57%    0.59%+
   3.79%          3.86%+            4.79%      4.85%    5.27%    5.55%    4.93%+
     57%            64%               57%        64%      41%      30%      29%


                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

GEORGIA MUNICIPAL BOND FUND CLASS A

                                Year Ended August 31,
                         -----------------------------------------     Year Ended
                          1999     1998    1997    1996   1995 (a)  December 31, 1994
-------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $10.35   $ 9.90  $ 9.57  $ 9.47   $ 8.74        $10.19
                         ------   ------  ------  ------   ------        ------
Income from investment
 operations
Net investment income      0.49     0.49    0.49    0.48     0.33          0.48
Net realized and
 unrealized gains or
 losses on securities     (0.53)    0.45    0.33    0.10     0.73         (1.45)
                         ------   ------  ------  ------   ------        ------
Total from investment
 operations               (0.04)    0.94    0.82    0.58     1.06         (0.97)
                         ------   ------  ------  ------   ------        ------
Less distributions to
 shareholders from
Net investment income     (0.49)   (0.49)  (0.49)  (0.48)   (0.33)        (0.48)
Net realized gains        (0.04)       0       0       0        0             0
                         ------   ------  ------  ------   ------        ------
Total distributions to
 shareholders             (0.53)   (0.49)  (0.49)  (0.48)   (0.33)        (0.48)
                         ------   ------  ------  ------   ------        ------
Net asset value, end of
 period                  $ 9.78   $10.35  $ 9.90  $ 9.57   $ 9.47        $ 8.74
                         ------   ------  ------  ------   ------        ------
Total return*             (0.50%)   9.67%   8.73%   6.22%   12.28%        (9.64%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $4,358   $3,932  $2,201  $1,954   $2,098        $1,387
Ratios to average net
 assets
 Expenses#                 0.51%    0.57%   0.94%   0.88%    0.71%+        0.53%
 Net investment income     4.76%    4.81%   5.00%   4.96%    5.39%+        5.26%
Portfolio turnover rate      34%      50%     32%     21%      91%          147%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
*    Excluding applicable sales charges.
+    Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

--------------------------------------------------------------------------------

MARYLAND MUNICIPAL BOND FUND CLASS A

                          Year Ended August 31,      Year Ended September 30,
                         ---------------------- --------------------------------------
                          1999     1998 (a) (b) 1997 (a)  1996 (a)  1995 (a)  1994 (a)
---------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $ 11.16     $ 10.91    $ 10.56   $ 10.69   $ 10.17   $ 11.24
                         -------     -------    -------   -------   -------   -------
Income from investment
 operations
Net investment income       0.47        0.36       0.37      0.38      0.40      0.45
Net realized and
 unrealized gains or
 losses on securities      (0.49)       0.25       0.35     (0.13)     0.54     (0.97)
                         -------     -------    -------   -------   -------   -------
Total from investment
 operations                (0.02)       0.61       0.72      0.25      0.94     (0.52)
                         -------     -------    -------   -------   -------   -------
Less distributions to
 shareholders from
Net investment income      (0.47)      (0.36)     (0.37)    (0.38)    (0.40)    (0.45)
Net realized gains         (0.09)          0          0         0     (0.02)    (0.10)
                         -------     -------    -------   -------   -------   -------
Total distributions to
 shareholders              (0.56)      (0.36)     (0.37)    (0.38)    (0.42)    (0.55)
                         -------     -------    -------   -------   -------   -------
Net asset value, end of
 period                  $ 10.58     $ 11.16    $ 10.91   $ 10.56   $ 10.69   $ 10.17
                         -------     -------    -------   -------   -------   -------
Total return*              (0.29%)      5.70%      6.92%     2.36%     9.81%    (4.74%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $ 23,114    $ 24,754   $ 27,786  $ 31,284  $ 32,172  $ 34,580
Ratios to average net
 assets
 Expenses#                  0.79%       1.52%+     1.69%     1.43%     1.24%     1.17%
 Net investment income      4.27%       3.56%+     3.45%     3.57%     4.24%     4.22%
Portfolio turnover rate       40%         37%        13%      138%       21%       27%

(a) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these financial highlights.
(b) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
(c) For the period from March 27, 1998 (commencement of class operations) to August 31,1998.
(d) For the period from December 23, 1998 (commencement of class operations) to August 31, 1999.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


CLASS B

             Year Ended August 31,
 ------------------------------------------------------        Year Ended
   1999        1998       1997       1996      1995 (a)     December 31, 1994
-----------------------------------------------------------------------------
 $ 10.35      $  9.90    $  9.57    $  9.47    $  8.74           $ 10.19
 -------      -------    -------    -------    -------           -------
    0.41         0.41       0.41       0.41       0.28              0.43
   (0.53)        0.45       0.33       0.10       0.73             (1.45)
 -------      -------    -------    -------    -------           -------
   (0.12)        0.86       0.74       0.51       1.01             (1.02)
 -------      -------    -------    -------    -------           -------
   (0.41)       (0.41)     (0.41)     (0.41)     (0.28)            (0.43)
   (0.04)           0          0          0          0                 0
 -------      -------    -------    -------    -------           -------
   (0.45)       (0.41)     (0.41)     (0.41)     (0.28)            (0.43)
 -------      -------    -------    -------    -------           -------
 $  9.78      $ 10.35    $  9.90    $  9.57    $  9.47           $  8.74
 -------      -------    -------    -------    -------           -------
   (1.24%)       8.86%      7.93%      5.44%     11.72%           (10.15%)
 $14,244      $12,559    $10,870    $ 9,271    $ 7,538           $ 6,912
    1.26%        1.34%      1.69%      1.63%      1.46%+            1.13%
    4.01%        4.06%      4.25%      4.21%      4.64%+            4.66%
      34%          50%        32%        21%        91%              147%


--------------------------------------------------------------------------------


CLASS B                                            CLASS C

    Year Ended August 31,
---------------------------                       Period Ended
  1999             1998 (c)                    August 31, 1999 (d)
---------------------------                    -------------------
 $11.16             $10.99                           $11.11
 ------             ------                           ------

   0.39               0.16                             0.26
  (0.49)              0.17                            (0.53)
 ------             ------                           ------
  (0.10)              0.33                            (0.27)
 ------             ------                           ------

  (0.39)             (0.16)                           (0.26)
  (0.09)                 0                                0
 ------             ------                           ------
  (0.48)             (0.16)                           (0.26)
 ------             ------                           ------
 $10.58             $11.16                           $10.58
 ------             ------                           ------
  (1.04%)             2.99%                           (2.48%)

 $3,440             $  990                           $   30

   1.55%              1.49%+                           1.55%+
   3.49%              3.41%+                           3.51%+
     40%                37%                              40%


                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                  EVERGREEN

GEORGIA MUNICIPAL
BOND FUND
                                CLASS Y

                                 Year Ended August 31,
                         -------------------------------------------      Period Ended
                          1999      1998     1997    1996   1995 (a)  December 31, 1994 (b)
-------------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $ 10.35   $  9.90  $ 9.57  $ 9.47   $ 8.74          $ 9.83
                         -------   -------  ------  ------   ------          ------
Income from investment
 operations
Net investment income       0.51      0.51    0.51    0.50     0.35            0.42
Net realized and
 unrealized gains or
 losses on securities      (0.53)     0.45    0.33    0.10     0.73           (1.09)
                         -------   -------  ------  ------   ------          ------
Total from investment
 operations                (0.02)     0.96    0.84    0.60     1.08           (0.67)
                         -------   -------  ------  ------   ------          ------
Less distributions to
 shareholders from
Net investment income      (0.51)    (0.51)  (0.51)  (0.50)   (0.35)          (0.42)
Net realized gains         (0.04)        0       0       0        0               0
                         -------   -------  ------  ------   ------          ------
Total distributions to
 shareholders              (0.55)    (0.51)  (0.51)  (0.50)   (0.35)          (0.42)
                         -------   -------  ------  ------   ------          ------
Net asset value, end of
 period                  $  9.78   $ 10.35  $ 9.90  $ 9.57   $ 9.47          $ 8.74
                         -------   -------  ------  ------   ------          ------
Total return               (0.25%)    9.94%   9.00%   6.48%   12.47%          (6.86%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $71,992   $67,630  $1,180  $1,620   $1,339          $  284
Ratios to average net
 assets
 Expenses#                  0.26%     0.24%   0.69%   0.63%    0.46%+          0.31%+
 Net investment income      5.02%     5.09%   5.25%   5.21%    5.64%+          5.68%+
Portfolio turnover rate       34%       50%     32%     21%      91%            147%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994, (commencement of class operations) to December 31, 1994.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

--------------------------------------------------------------------------------

MARYLAND MUNICIPAL
BOND FUND
                                    CLASS Y

                           Year Ended August 31,         Year Ended September 30,
                         ------------------------   -----------------------------------

                            1999          1998(a)(b) 1997 (a) 1996 (a) 1995 (a) 1994 (a)
---------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $     11.16   $    10.91    $10.56   $10.69   $10.17  $ 11.24
                         -----------   ----------    ------   ------   ------  -------
Income from investment
 operations
Net investment income           0.50         0.39      0.40     0.41     0.42     0.48
Net realized and
 unrealized gains or
 losses on securities          (0.49)        0.25      0.35    (0.13)    0.54    (0.97)
                         -----------   ----------    ------   ------   ------  -------
Total from investment
 operations                     0.01         0.64      0.75     0.28     0.96    (0.49)
                         -----------   ----------    ------   ------   ------  -------
Less distributions to
 shareholders from
Net investment income          (0.50)       (0.39)    (0.40)   (0.41)   (0.42)   (0.48)
Net realized gains             (0.09)           0         0        0    (0.02)   (0.10)
                         -----------   ----------    ------   ------   ------  -------
Total distributions to
 shareholders                  (0.59)       (0.39)    (0.40)   (0.41)   (0.44)   (0.58)
                         -----------   ----------    ------   ------   ------  -------
Net asset value, end of
 period                  $     10.58   $    11.16    $10.91   $10.56   $10.69  $ 10.17
                         -----------   ----------    ------   ------   ------  -------
Total return                   (0.04%)       5.94%     7.19%    2.61%   10.09%   (4.50%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $    13,190   $    5,229    $5,683   $8,889   $9,447  $11,301
Ratios to average net
 assets
 Expenses#                      0.55%        1.25%+    1.44%    1.18%    0.99%    0.92%
 Net investment income          4.55%        3.83%+    3.70%    3.82%    4.49%    4.46%
Portfolio turnover rate           40%          37%       13%     138%      21%      27%

(a) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these financial highlights.
(b) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


NORTH CAROLINA MUNICIPAL BOND FUND CLASS A

                                 Year Ended August 31,
                         -------------------------------------------     Year Ended
                          1999      1998     1997    1996   1995 (a)  December 31, 1994
---------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $ 10.84   $ 10.37  $ 9.98  $ 9.95   $ 9.16        $10.61
                         -------   -------  ------  ------   ------        ------
Income from investment
 operations
Net investment income       0.50      0.51    0.49    0.49     0.33          0.49
Net realized and
 unrealized gains or
 losses on securities      (0.59)     0.47    0.40    0.02     0.79         (1.45)
                         -------   -------  ------  ------   ------        ------
Total from investment
 operations                (0.09)     0.98    0.89    0.51     1.12         (0.96)
                         -------   -------  ------  ------   ------        ------
Less distributions to
 shareholders from
Net investment income      (0.50)    (0.51)  (0.50)  (0.48)   (0.33)        (0.49)
Net realized gains         (0.06)        0       0       0        0             0
                         -------   -------  ------  ------   ------        ------
Total distributions to
 shareholders              (0.56)    (0.51)  (0.50)  (0.48)   (0.33)        (0.49)
                         -------   -------  ------  ------   ------        ------
Net asset value, end of
 period                  $ 10.19   $ 10.84  $10.37  $ 9.98   $ 9.95        $ 9.16
                         -------   -------  ------  ------   ------        ------
Total return*              (0.92%)    9.66%   9.11%   5.21%   12.34%        (9.12%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $17,990   $15,768  $8,115  $7,989   $8,279        $7,979
Ratios to average net
 assets
 Expenses#                  0.49%     0.56%   1.11%   1.08%    0.92%+        0.79%
 Net investment income      4.72%     4.81%   4.77%   4.81%    5.09%+        5.11%
Portfolio turnover rate       41%       53%     50%     86%     117%          126%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.


SOUTH CAROLINA MUNICIPAL BOND FUND CLASS A

                                Year Ended August 31,
                         ----------------------------------------      Period Ended
                          1999     1998    1997   1996   1995 (a)  December 31, 1994 (b)
----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $10.44   $10.08  $ 9.69  $9.59   $ 8.62          $10.00
                         ------   ------  ------  -----   ------          ------
Income from investment
 operations
Net investment income      0.46     0.46    0.48   0.49     0.34            0.46
Net realized and
 unrealized gains or
 losses on securities     (0.50)    0.39    0.40   0.10     0.97           (1.38)
                         ------   ------  ------  -----   ------          ------
Total from investment
 operations               (0.04)    0.85    0.88   0.59     1.31           (0.92)
                         ------   ------  ------  -----   ------          ------
Less distributions to
 shareholders from
Net investment income     (0.46)   (0.46)  (0.48) (0.49)   (0.34)          (0.46)
Net realized gains        (0.10)   (0.03)  (0.01)     0        0               0
                         ------   ------  ------  -----   ------          ------
Total distributions to
 shareholders             (0.56)   (0.49)  (0.49) (0.49)   (0.34)          (0.46)
                         ------   ------  ------  -----   ------          ------
Net asset value, end of
 period                  $ 9.84   $10.44  $10.08  $9.69   $ 9.59          $ 8.62
                         ------   ------  ------  -----   ------          ------
Total return*             (0.56%)   8.60%   9.33%  6.23%   15.35%          (9.32%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $2,324   $1,744  $1,025  $ 841   $  610          $  312
Ratios to average net
 assets
 Expenses#                 0.70%    0.77%   0.98%  0.86%    0.53%+          0.25%+
 Net investment income     4.43%    4.56%   4.87%  4.98%    5.41%+          5.57%+
Portfolio turnover rate      35%      31%     62%    37%      66%             23%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from January 3, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.
                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


NORTH CAROLINA MUNICIPAL BOND FUND CLASS B

                                  Year Ended August 31,
                         --------------------------------------------
                                                               1995        Year Ended
                          1999      1998     1997     1996      (a)     December 31, 1994
-----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $ 10.84   $ 10.37  $  9.98  $  9.95  $  9.16        $ 10.61
                         -------   -------  -------  -------  -------        -------
Income from investment
 operations
Net investment income       0.42      0.43     0.41     0.42     0.28           0.44
Net realized and
 unrealized gains or
 losses on securities      (0.59)     0.47     0.40     0.02     0.79          (1.45)
                         -------   -------  -------  -------  -------        -------
Total from investment
 operations                (0.17)     0.90     0.81     0.44     1.07          (1.01)
                         -------   -------  -------  -------  -------        -------
Less distribution to
 shareholders from
Net investment income      (0.42)    (0.43)   (0.42)   (0.41)   (0.28)         (0.44)
Net realized gains         (0.06)        0        0        0        0              0
                         -------   -------  -------  -------  -------        -------
Total distributions to
 shareholders              (0.48)    (0.43)   (0.42)   (0.41)   (0.28)         (0.44)
                         -------   -------  -------  -------  -------        -------
Net asset value, end of
 period                  $ 10.19   $ 10.84  $ 10.37  $  9.98  $  9.95        $  9.16
                         -------   -------  -------  -------  -------        -------
Total return*              (1.66%)    8.85%    8.30%    4.42%   11.78%         (9.64%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $46,042   $49,320  $48,198  $49,382  $49,040        $44,616
Ratios to average net
 assets
 Expenses#                  1.23%     1.33%    1.86%    1.83%    1.67%+         1.37%
 Net investment income      3.96%     4.07%    4.02%    4.06%    4.34%+         4.53%
Portfolio turnover rate       41%       53%      50%      86%     117%           126%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.


SOUTH CAROLINA MUNICIPAL BOND FUND CLASS B

                                Year Ended August 31,
                         -----------------------------------------      Period Ended
                          1999    1998     1997    1996   1995 (a)  December 31, 1994 (b)
-----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $10.44   $10.08  $ 9.69  $ 9.59   $ 8.62          $10.00
                         ------   ------  ------  ------   ------          ------
Income from investment
 operations
Net investment income      0.38     0.38    0.41    0.41     0.29            0.41
Net realized and
 unrealized gains or
 losses on securities     (0.50)    0.39    0.40    0.10     0.97           (1.38)
                         ------   ------  ------  ------   ------          ------
Total from investment
 operations               (0.12)    0.77    0.81    0.51     1.26           (0.97)
                         ------   ------  ------  ------   ------          ------
Less distributions to
 shareholders from
Net investment income     (0.38)   (0.38)  (0.41)  (0.41)   (0.29)          (0.41)
Net realized gains        (0.10)   (0.03)  (0.01)      0        0               0
                         ------   ------  ------  ------   ------          ------
Total distributions to
 shareholders             (0.48)   (0.41)  (0.42)  (0.41)   (0.29)          (0.41)
                         ------   ------  ------  ------   ------          ------
Net asset value, end of
 period                  $ 9.84   $10.44  $10.08  $ 9.69   $ 9.59          $ 8.62
                         ------   ------  ------  ------   ------          ------
Total return*             (1.30%)   7.79%   8.52%   5.43%   14.77%          (9.83%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $5,393   $4,542  $4,734  $4,282   $3,542          $2,456
Ratios to average net
 assets
 Expenses#                 1.45%    1.53%   1.73%   1.61%    1.28%+          0.87%+
 Net investment income     3.68%    3.76%   4.13%   4.23%    4.66%+          4.88%+
Portfolio turnover rate      35%      31%     62%     37%      66%             23%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from January 3, 1994 (commencement of class operations) to December 31, 1994.
(c) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

CLASS Y

            Year Ended August 31,
 ----------------------------------------------------        Period Ended
   1999        1998       1997      1996     1995 (a)    December 31, 1994 (b)
------------------------------------------------------------------------------
 $  10.84    $  10.37    $ 9.98    $ 9.95     $ 9.16            $10.31
 --------    --------    ------    ------     ------            ------
     0.52        0.54      0.51      0.51       0.35              0.43
    (0.58)       0.47      0.41      0.03       0.79             (1.15)
 --------    --------    ------    ------     ------            ------
    (0.06)       1.01      0.92      0.54       1.14             (0.72)
 --------    --------    ------    ------     ------            ------
    (0.53)      (0.54)    (0.53)    (0.51)     (0.35)            (0.43)
    (0.06)          0         0         0          0                 0
 --------    --------    ------    ------     ------            ------
    (0.59)      (0.54)    (0.53)    (0.51)     (0.35)            (0.43)
 --------    --------    ------    ------     ------            ------
 $  10.19    $  10.84    $10.37    $ 9.98     $ 9.95            $ 9.16
 --------    --------    ------    ------     ------            ------
    (0.68%)      9.93%     9.39%     5.47%     12.52%            (7.01%)
 $247,475    $256,231    $4,042    $3,771     $1,006            $  642
     0.23%       0.20%     0.86%     0.84%      0.67%+            0.59%+
     4.96%       5.04%     5.02%     5.05%      5.34%+            5.58%+
       41%         53%       50%       86%       117%              126%

--------------------------------------------------------------------------------

CLASS Y

           Year Ended August 31,
 --------------------------------------------------        Period Ended
  1999       1998       1997      1996     1995 (c)    December 31, 1994 (c)
----------------------------------------------------------------------------
 $ 10.44    $ 10.08    $ 9.69    $ 9.59     $ 8.62            $ 9.74
 -------    -------    ------    ------     ------            ------
    0.48       0.48      0.51      0.51       0.35              0.43
   (0.50)      0.40      0.40      0.10       0.97             (1.12)
 -------    -------    ------    ------     ------            ------
   (0.02)      0.88      0.91      0.61       1.32             (0.69)
 -------    -------    ------    ------     ------            ------
   (0.48)     (0.49)    (0.51)    (0.51)     (0.35)            (0.43)
   (0.10)     (0.03)    (0.01)        0          0                 0
 -------    -------    ------    ------     ------            ------
   (0.58)     (0.52)    (0.52)    (0.51)     (0.35)            (0.43)
 -------    -------    ------    ------     ------            ------
 $  9.84    $ 10.44    $10.08    $ 9.69     $ 9.59            $ 8.62
 -------    -------    ------    ------     ------            ------
   (0.31%)     8.87%     9.60%     6.49%     15.54%            (7.12%)
 $61,314    $66,303    $7,012    $4,555     $1,673            $   92
    0.45%      0.46%     0.73%     0.62%      0.28%+            0.00%+
    4.69%      4.71%     5.12%     5.22%      5.66%+            5.92%+
      35%        31%       62%       37%        66%               23%

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

VIRGINIA MUNICIPAL BOND FUND
                                 CLASS A

                                 Year Ended August 31,
                         ------------------------------------------     Year Ended
                          1999     1998     1997    1996   1995 (a)  December 31, 1994
--------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $ 10.46  $ 10.05  $ 9.68  $ 9.67   $ 8.85        $10.19
                         -------  -------  ------  ------   ------        ------
Income from investment
 operations
Net investment income       0.49     0.48    0.50    0.48     0.33          0.47
Net realized and
 unrealized gains or
 losses on securities      (0.45)    0.42    0.37    0.01     0.82         (1.34)
                         -------  -------  ------  ------   ------        ------
Total from investment
 operations                 0.04     0.90    0.87    0.49     1.15         (0.87)
                         -------  -------  ------  ------   ------        ------
Less distributions to
 shareholders from
Net investment income      (0.49)   (0.49)  (0.50)  (0.48)   (0.33)        (0.47)
Net realized gains         (0.08)       0       0       0        0             0
                         -------  -------  ------  ------   ------        ------
Total distributions to
 shareholders              (0.57)   (0.49)  (0.50)  (0.48)   (0.33)        (0.47)
                         -------  -------  ------  ------   ------        ------
Net asset value, end of
 period                  $  9.93  $ 10.46  $10.05  $ 9.68   $ 9.67        $ 8.85
                         -------  -------  ------  ------   ------        ------
Total return                0.23%    9.12%   9.05%   5.12%   13.09%        (8.60%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $50,341  $54,298  $2,934  $2,892   $1,983        $1,606
Ratios to average net
 assets
 Expenses#                  0.51%    0.50%   1.03%   0.93%    0.72%+        0.53%
 Net investment income      4.70%    4.71%   4.95%   4.83%    5.17%+        5.11%
Portfolio turnover rate       31%      46%     72%     68%      87%           59%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

CLASS B

             Year Ended August 31,
 --------------------------------------------------------         Year Ended
  1999        1998        1997        1996       1995 (a)      December 31, 1994
--------------------------------------------------------------------------------
 $ 10.46     $10.05      $ 9.68      $ 9.67       $ 8.85            $10.19
 -------     ------      ------      ------       ------            ------
    0.41       0.41        0.41        0.41         0.28              0.42
   (0.45)      0.41        0.37        0.01         0.82             (1.34)
 -------     ------      ------      ------       ------            ------
   (0.04)      0.82        0.78        0.42         1.10             (0.92)
 -------     ------      ------      ------       ------            ------
   (0.41)     (0.41)      (0.41)      (0.41)       (0.28)            (0.42)
   (0.08)         0           0           0            0                 0
 -------     ------      ------      ------       ------            ------
   (0.49)     (0.41)      (0.41)      (0.41)       (0.28)            (0.42)
 -------     ------      ------      ------       ------            ------
 $  9.93     $10.46      $10.05      $ 9.68       $ 9.67            $ 8.85
 -------     ------      ------      ------       ------            ------
   (0.52%)     8.31%       8.24%       4.34%       12.53%            (9.13%)
 $15,403     $8,935      $6,695      $5,963       $5,083            $3,817
    1.26%      1.35%       1.79%       1.68%        1.47%+            1.12%
    3.93%      3.99%       4.21%       4.09%        4.42%+            4.54%
      31%        46%         72%         68%          87%               59%

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

VIRGINIA MUNICIPAL BOND FUND
                              CLASS Y

                                  Year Ended August 31,
                         ---------------------------------------------      Period Ended
                           1999       1998     1997    1996   1995 (a)  December 31, 1994 (b)
---------------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $  10.46   $  10.05  $ 9.68  $ 9.67   $ 8.85           $9.83
                         --------   --------  ------  ------   ------           -----
 ................................................................................
Income from investment
 operations
 ................................................................................
Net investment income        0.51++     0.51    0.51    0.50     0.34            0.41
 ................................................................................
Net realized and
 unrealized gains or
 losses on securities       (0.45)      0.41    0.37    0.01     0.82           (0.98)
                         --------   --------  ------  ------   ------           -----
Total from investment
 operations                  0.06       0.92    0.88    0.51     1.16           (0.57)
                         --------   --------  ------  ------   ------           -----
 ................................................................................
 ................................................................................
Less distributions to
 shareholders from
Net realized gains          (0.08)         0       0       0        0               0
                         --------   --------  ------  ------   ------           -----
 ................................................................................
Net investment income       (0.51)     (0.51)  (0.51)  (0.50)   (0.34)          (0.41)
 ................................................................................
Total distributions to
 shareholders               (0.59)     (0.51)  (0.51)  (0.50)   (0.34)          (0.41)
                         --------   --------  ------  ------   ------           -----
 ................................................................................
Net asset value, end of
 period                  $   9.93   $  10.46  $10.05  $ 9.68   $ 9.67           $8.85
                         --------   --------  ------  ------   ------           -----
 ................................................................................
 ................................................................................
Total return                 0.48%      9.39%   9.32%   5.38%   13.28%          (5.80%)
 ................................................................................
Ratios and supplemental
 data
 ................................................................................
Net assets, end of
 period (thousands)      $115,720   $105,931  $6,195  $4,266   $  965           $ 344
 ................................................................................
Ratios to average net
 assets
 Expenses#                   0.26%      0.25%   0.79%   0.70%    0.47%+          0.28%+
 ................................................................................
 Net investment income       4.95%      4.98%   5.27%   5.05%    5.42%+          5.54%+
 ................................................................................
Portfolio turnover rate        31%        46%     72%     68%      87%             59%
 ................................................................................

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
+ Annualized.
++ Calculation based on average shares outstanding.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN


OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. The Funds may also engage in short sales. Such practices are used to hedge a Fund's portfolio to protect against market decline, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may also invest in other investment companies. This practice may expose a Fund to duplicate expenses and lower its value.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage which may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.


 Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                             SOUTHERN STATE MUNICIPAL BOND FUNDS

                                   EVERGREEN

                                Evergreen Funds


Money Market

Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

Tax Advantaged

Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
High Grade Municipal Bond Fund
Maryland Municipal Bond Fund
Municipal Bond Fund
New Jersey Municipal Bond Income Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Short-Intermediate Municipal Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund
Diversified Bond Fund
High Income Fund
High Yield Bond Fund
Intermediate Term Bond Fund
Quality Income Fund
Short-Intermediate Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced

Balanced Fund
Capital Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income

Blue Chip Fund
Equity Income Fund
Growth and Income Fund
Income and Growth Fund
Select Equity Index Fund
Small Cap Value Fund
Utility Fund
Value Fund

Domestic Growth

Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Masters Fund
Omega Fund
Select Special Equity Fund
Small Company Growth Fund
Stock Selector Fund
Strategic Growth Fund
Tax Strategic Equity Fund

Global International

Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line

800.346.3858

Investor Services

800.343.2898

www.evergreen-funds.com

SOUTHERN STATE MUNICIPAL BOND FUNDS

                             QUICK REFERENCE GUIDE

1  Evergreen Express Line
    Call 1-800-346-3858
    24 hours a day to
    . check your account
    . order a statement
    . get a Fund's current price, yield and total return
    . buy, redeem or exchange Fund shares

2  Investor Services
    Call 1-800-343-2898
    Monday through Friday 8 a.m. to 6 p.m. Eastern time to . buy, redeem or exchange shares
    . order applications
    . get assistance with your account

3  Information Line for Hearing and Speech Impaired (TTY/TDD)
    Call 1-800-343-2888
    Monday through Friday 8 a.m. to 6 p.m.
    Eastern time

4  Write us a letter:
    Evergreen Service Company
    P.O. Box 2121
    Boston, MA 02106-2121
    . to buy, redeem or exchange shares
    . to change the registration on your account
    . for general correspondence

5  For express, registered or certified mail:
    Evergreen Service Company
    200 Berkeley Street
    Boston, MA 02116-5039

6  Visit us on-line:
    www.evergreen-funds.com

7  Regular communications you will receive:
    Account Statements -- You will receive quarterly statements for each Fund you invest in.

    Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

    Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

    Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

    For More Information About the Funds, Ask for:

    The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

    The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

    For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

    Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016

                                                          SEC File No: 811-08367

85714                                                     536118 RV6 (1/2000)



                                                                ---------------
[LOGO OF EVERGREEN FUNDS]                                          BULK RATE
                                                                     U.S.
401 South Tryon Street                                              POSTAGE
Charlotte, NC 28288                                                  PAID
                                                                 PERMIT NO. 19
                                                                   HUDSON, MA
                                                                ---------------

                           EVERGREEN MUNICIPAL TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       SOUTHERN STATE MUNICIPAL BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                 January 1, 2000

 Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund")
             Evergreen Florida Municipal Bond Fund ("Florida Fund")
             Evergreen Georgia Municipal Bond Fund ("Georgia Fund")
            Evergreen Maryland Municipal Bond Fund ("Maryland Fund")
      Evergreen North Carolina Municipal Bond Fund ("North Carolina Fund")
      Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund")
            Evergreen Virginia Municipal Bond Fund ("Virginia Fund")
                     (Each a "Fund"; together, the "Funds")



       Each Fund is a series of an open-end management investment company known as Evergreen Municipal Trust (the "Trust").

     This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated January 1, 2000 for the Fund in which you are interested. The Funds are offered through a single prospectus offering Class A, Class B, Class C and Class Y shares. You may obtain a copy of the prospectus without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated August 31, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen.com.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY...............................................................1-1
INVESTMENT POLICIES.........................................................1-1
OTHER SECURITIES AND PRACTICES..............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES............................................1-4
EXPENSES....................................................................1-8
PERFORMANCE................................................................1-11
COMPUTATION OF CLASS A OFFERING PRICE......................................1-14
SERVICE PROVIDERS..........................................................1-14
FINANCIAL STATEMENTS.......................................................1-15
ADDITIONAL INFORMATION CONCERNING FLORIDA..................................1-16
ADDITIONAL INFORMATION CONCERNING GEORGIA..................................1-21
ADDITIONAL INFORMATION CONCERNING MARYLAND.................................1-22
ADDITIONAL INFORMATION CONCERNING NORTH CAROLINA...........................1-25
ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA...........................1-26
ADDITIONAL INFORMATION CONCERNING VIRGINIA.................................1-28

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...............2-1
PURCHASE AND REDEMPTION OF SHARES..........................................2-17
SALES CHARGE WAIVERS AND REDUCTIONS........................................2-19
PRICING OF SHARES..........................................................2-22
PERFORMANCE CALCULATIONS...................................................2-23
PRINCIPAL UNDERWRITER......................................................2-24
DISTRIBUTION EXPENSES UNDER RULE 12b-1.....................................2-25
TAX INFORMATION............................................................2-28
BROKERAGE..................................................................2-31
ORGANIZATION...............................................................2-32
INVESTMENT ADVISORY AGREEMENT..............................................2-33
MANAGEMENT OF THE TRUST....................................................2-35
CORPORATE AND MUNICIPAL BOND RATINGS.......................................2-37
ADDITIONAL INFORMATION.....................................................2-48

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund (other than Florida High Income Fund) is a non-diversified series of the Trust. Florida High Income Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification (Florida High Income Fund)

         Florida  High  Income  Fund  may  not  make  any  investment   that  is
inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, Florida High Income Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         1a.  Non-Diversification (Excluding Florida High Income Fund)

         Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversified Funds:

         A non-diversified management investment company may have no more than 25% of its total assets invested in the securities (other that U.S. government securities or the shares of other regulated investment companies) of any one issuer and must invest 50% of its total assets under the 5% of its assets and 10% of outstanding voting securities test applicable to diversified funds.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.


         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         9.  Investment in Federally Tax Exempt Securities

         Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words "tax exempt," "tax free" or "municipal" in their names.



                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI. Information provided in the sections listed below expands upon and supplements information provided in the Fund's prospectus. The list below applies to all Funds unless noted otherwise.

Money Market Instruments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements
Reverse  Repurchase  Agreements
Options
Futures  Transactions
High Yield,  High Risk Bonds
Illiquid and Restricted  Securities
Investment in Other Investment Companies
Short Sales
Municipal Bonds
Virgin Islands, Guam and Puerto Rico
Zero Coupon "Stripped" Bonds


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of November 30, 1999, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of November 30, 1999.

---------------------------------------------------- -----------------
Florida High Income Fund - Class A

---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         10.00%
Attn: Fund Administration
4800 Deer Lake Drive, E., 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Florida High Income Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its                   9.99%
Customers
Attn: Fund Administration
4800 Deer Lake Drive, E., 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Florida High Income Fund - Class C
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its                   6.98%
Customers
Attn: Deer Lake Drive, E. 2nd Floor
Jacksonville, FL  32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Donaldson Lufkin Jenrette                            6.98%
Securities Corp. Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
---------------------------------------------------- -----------------
----------------------------------------------------------------------

 Florida High Income Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            92.66%
Trust Accounts
Attn: Ginny Batten
11th Floor, CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Florida Municipal Bond Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------
                                                     5.87%
MLPF&S For the Sole Benefit of Its
Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Florida Municipal Bond Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its                   9.29%
Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------

----------------------------------------------------------------------

Florida Municipal Bond Fund - Class C
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         21.88%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Painwebber for the Benefit of                        6.74%
Betty J. Puskar, Trustee
Betty J. Puskar Rev. Trust
708 Ocean Drive
Juno Beach, FL 33408-1911
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Painewebber For the Benefit of                       5.11%
Wayne D. Rebertus, Trustee
FBO Wayne D. Rebertus
23725 Sr. 180
Rockbridge, OH 43149
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Florida Municipal Bond Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            98.87%
Trust Accounts
Attn: Ginny Batten
11th Floor, CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Georgia Municipal Bond Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       11.78%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           8.29%
Frances R. Maclean
P.O. Box 9848
Savannah, GA 31412
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Trustway & Company                                   8.24%
Moody Bible Institute
FBO Ruth Ferris
820 N. Lasalle Boulevard
Chicago, IL 60610
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Georgia Municipal Bond Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------

None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Georgia Municipal Bond Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            99.40%
Trust Accounts
11th Floor, CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Maryland Municipal Bond Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------
None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Maryland Municipal Bond Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Clearing Corporation                           5.41%
Nina N. Shaikh and
Natascha N. Shaikh
106 Rocky Drive
Greensburg, PA 15601-9775
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Maryland Municipal Bond Fund - Class C
----------------------------------------------------------------------
---------------------------------------------------- -----------------

First Clearing Corporation                           65.47%
Dorothy M. Demsky
119 Audrey Avenue
Baltimore, MD 21225
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------

First Clearing Corporation                           34.48%
Philip Berger
8 Pomona West, Apt. #7
Baltimore, MD 21208
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Maryland Municipal Bond Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            99.01%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG-1151
Charlotte, NC 28202-1911
---------------------------------------------------- -----------------
----------------------------------------------------------------------
North Carolina Municipal Bond Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Kenneth Edward Haigler                               5.22%
P.O. Box 249
Greenville, NC 27835-0249
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           5.17%
Franklin J. Blythe Jr.
3505 Cypress Club Drive
Charlotte, NC 28210
---------------------------------------------------- -----------------
----------------------------------------------------------------------

North Carolina Municipal Bond Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------

None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

North Carolina Municipal Bond Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            97.47%
Trust Accounts
Attn: Ginny Batten
11th Floor, CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
----------------------------------------------------------------------

South Carolina Municipal Bond Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its                   21.39%
Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Donaldson Lufkin Jenrette                            7.35%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           5.79%
Erwin M. Crittenden, Jr.
518 Timber Lane
Anderson, SC 29621
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           5.26%
Robert R. Carpenter
187 Catawba RDG Court
Lake Wylie, SC 29710
---------------------------------------------------- -----------------
----------------------------------------------------------------------

South Carolina Municipal Bond Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------
None

---------------------------------------------------- -----------------
----------------------------------------------------------------------

South Carolina Municipal Bond Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            98.58%
Trust Accounts
Attn: Ginny Batten
11th Floor, CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Virginia Municipal Bond Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------
None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Virginia Municipal Bond Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------
None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Virginia Municipal Bond Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            98.39%
Trust Accounts
Attn: Ginny Batten
11th Floor, CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------



                                    EXPENSES

Advisory Fees

         Evergreen Investment Management ("EIM"), a division of First Union National Bank ("FUNB") is the investment advisor to each Fund. EIM is entitled to receive from each Fund, except Florida High Income Fund, an annual fee equal to 0.42% of the average daily net assets of the Fund. EIM is entitled to receive from Florida High Income Fund an annual fee equal to 0.52% of the average daily net assets of the Fund. (For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.)


Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years.


------------------------------- ------------------------- ----------------------

Fiscal Year/Fund                 Advisory Fees Paid       Advisory Fees Waivered
------------------------------- ------------------------- ----------------------
--------------------------------------------------------------------------------

Year Ended August 31, 1999
--------------------------------------------------------------------------------
------------------------------- ------------------------- ----------------------
                                       $2,705,467                   $613,106
Florida High Income Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                       $3,259,378                  $2,380,329
Florida Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $445,776                    $343,984
Georgia Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $178,243                    $104,448
Maryland Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                       $1,599,039                  $1,157,575
North Carolina Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $356,291                    $168,760
South Carolina Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $884,882                    $692,114
Virginia Fund
------------------------------- ------------------------- ----------------------
--------------------------------------------------------------------------------

Year Ended August 31, 1998
--------------------------------------------------------------------------------
------------------------------- ------------------------- ----------------------
                                       $1,737,325                   $489,599
Florida High Income Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                       $2,509,498                  $1,688,280
Florida Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $326,000                    $300,583
Georgia Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $173,896                    $67,938
Maryland Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                       $1,294,225                  $1,063,800
North Carolina Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $281,276                    $136,669
South Carolina Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $565,473                    $504,686
Virginia Fund
------------------------------- ------------------------- ----------------------
--------------------------------------------------------------------------------

Year Ended August 31, 1997
--------------------------------------------------------------------------------
------------------------------- ------------------------- ----------------------
                                        $813,790                    $330,629
Florida High Income Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $791,322                    $81,274
Florida Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $66,245                     $66,245
Georgia Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $273,851                       $0
Maryland Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $305,634                       $0
North Carolina Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $70,972                     $58,299
South Carolina Fund
------------------------------- ------------------------- ----------------------
------------------------------- ------------------------- ----------------------
                                        $58,299                     $70,972
Virginia Fund
------------------------------- ------------------------- ----------------------


Brokerage Commissions

         The Funds paid no brokerage commissions during fiscal years 1999, 1998 and 1997.

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years. For more information, see "Principal Underwriter" in Part 2 of this SAI.

--------------------------------- ---------------------------- -----------------------------------------

                                  Total Underwriting           Underwriting Commissions Retained
Fiscal Year/Fund                  Commissions
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------------------------------------------------------------------------------

Year ended August 31, 1999
--------------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                          $2,549,923                              $0
Florida High Income Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                           $522,833                               $0
Florida Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                           $221,314                             $4,540
Georgia Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                           $207,671                             $9,832
Maryland Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                           $174,817                               $0
North Carolina Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                            $77,659                             $1,539
South Carolina Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                           $486,421                            $24,942
Virginia Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------------------------------------------------------------------------------

Year ended August 31, 1998
--------------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                          $4,723,685                           $25,749
Florida High Income Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                          $1,118,965                            $5,901
Florida Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                           $114,119                             $6,249
Georgia Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                            $22,642                              $586
Maryland Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                           $158,554                             $2,417
North Carolina Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                            $26,249                              $238
South Carolina Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                            $93,502                            $28,121
Virginia Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------------------------------------------------------------------------------
Year Ended August 31, 1997
--------------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                           $757,824                            $34,454
Florida High Income Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                           $236,607                            $22,335
Florida Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                            $22,854                             $2,488
Georgia Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                              --                                  --
Maryland Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                            $35,137                             $2,377
North Carolina Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                            $5,744                               $710
South Carolina Fund
--------------------------------- ---------------------------- -----------------------------------------
--------------------------------- ---------------------------- -----------------------------------------
                                            $14,653                             $1,596
Virginia Fund
--------------------------------- ---------------------------- -----------------------------------------

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended August 31, 1999. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

------------------------------- -----------------------------------------------------------------------------

                                Class A        Class B                            Class C


Fund
                                -----------------------------------------------------------------------------
                                -------------- ---------------- ------------- ---------------- --------------

                                Service Fees   Distribution     Service Fees  Distribution     Service Fees
                                               Fees                           Fees
------------------------------- -------------- ---------------- ------------- ---------------- --------------
------------------------------- -------------- ---------------- ------------- ---------------- --------------
                                  $714,257        $896,990        $298,996        $29,520         $9,840
Florida High Income Fund
------------------------------- -------------- ---------------- ------------- ---------------- --------------
------------------------------- -------------- ---------------- ------------- ---------------- --------------
                                  $393,781*       $488,672        $162,891        $72,321         $24,106
Florida Fund
------------------------------- -------------- ---------------- ------------- ---------------- --------------
------------------------------- -------------- ---------------- ------------- ---------------- --------------
                                   $10,184        $101,427        $33,809           N/A             N/A
Georgia Fund
------------------------------- -------------- ---------------- ------------- ---------------- --------------
------------------------------- -------------- ---------------- ------------- ---------------- --------------
                                   $62,114         $17,820         $5,940           $34            $102
Maryland Fund
------------------------------- -------------- ---------------- ------------- ---------------- --------------
------------------------------- -------------- ---------------- ------------- ---------------- --------------
                                   $42,617        $367,123        $122,374          N/A             N/A
North Carolina Fund
------------------------------- -------------- ---------------- ------------- ---------------- --------------
------------------------------- -------------- ---------------- ------------- ---------------- --------------
                                   $5,288          $37,071        $12,357           N/A             N/A
South Carolina Fund
------------------------------- -------------- ---------------- ------------- ---------------- --------------
------------------------------- -------------- ---------------- ------------- ---------------- --------------
                                  $132,447         $91,181        $30,394           N/A             N/A
Virginia Fund
------------------------------- -------------- ---------------- ------------- ---------------- --------------

* Of this amount $267,771 was waived.


Trustee Compensation

          Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended August 31, 1999 and by the Trust and the eleven other trusts in the Evergreen Fund Complex for the calendar year ended December 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

------------------------------- ------------------------------ -----------------------------
                                                               Total Compensation from the
                                 Aggregate Compensation from    Evergreen Fund Complex for
           Trustee                Trust for the fiscal year      the calendar year ended
                                       ended 8/31/1999                 12/31/1998**

------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,398                        $75,000
Laurence B. Ashkin
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,398                        $76,000
Charles A. Austin, III
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                             N/A                           N/A
Arnold H. Dreyfuss
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,356                        $75,167
K. Dun Gifford
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $3,064                        $99,000
James S. Howell**
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,356                        $74,667
Leroy Keith Jr.
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,398                        $75,500
Gerald M. McDonnell
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,759                        $86,833
Thomas L. McVerry
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                             N/A                           N/A
Louis W. Moelchert Jr.
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,356                        $74,667
William Walt Pettit
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,356                        $75,167
David M. Richardson
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,398                        $79,000
Russell A. Salton, III
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,812                        $95,700
Michael S. Scofield
------------------------------- ------------------------------ -----------------------------
------------------------------- ------------------------------ -----------------------------
                                           $2,356                        $75,167
Richard J. Shima
------------------------------- ------------------------------ -----------------------------

  *Certain  Trustees have elected to defer all or part of their total  compensation  for the twelve  months  ended  August 31,
  1998.  The amounts listed below will be payable in later years to the respective Trustees:
  **Trustee Emeritus, retired 12/31/1999.

                  Austin            $ 11,300
                  McVerry           $ 83,500
                  Howell            $ 76,533
                  Salton            $ 75,667
                  Petit             $ 71,233
                  McDonnell         $ 72,167
                  Scofield          $ 38,900



                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of August 31, 1999. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.


----------------------- -------------------- --------------------- -------------------- ---------------------

Fund/Class              One Year             Five Years            Ten Years or Since   Inception Date of
                                                                   Inception of Class   Class
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Florida High Income Fund(1)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -4.89%                5.88%                 6.49%
Class A                                                                                      6/17/1992
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -5.65%                5.94%                 6.75%
Class B                                                                                      7/10/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -1.86%                6.68%                 7.04%
Class C                                                                                       3/6/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                               0.09%                7.13%                 7.36%
Class Y                                                                                      9/20/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Florida Fund (1)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -5.80%                5.01%                 6.59%
Class A                                                                                      5/11/1988
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -6.58%                4.94%                 6.70%
Class B                                                                                      6/30/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -2.90%                5.73%                 6.95%
Class C                                                                                      1/26/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -0.99%                6.11%                 7.14%
Class Y                                                                                      6/30/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Georgia Fund (2)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -5.26%                5.26%                 3.90%
Class A                                                                                       7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -5.96%                5.17%                 4.00%
Class B                                                                                       7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -0.25%                6.55%                 4.96%
Class Y                                                                                      2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Maryland Fund (3)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -5.06%                3.38%                 4.72%
Class A                                                                                      10/30/1990
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -5.78%                4.00%                 5.31%
Class B                                                                                      3/27/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -1.74%                4.46%                 5.41%
Class C                                                                                      12/23/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -0.04%                4.65%                 5.49%
Class Y                                                                                      10/30/1990
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

North Carolina Fund (2)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -5.62%                5.31%                 4.62%
Class A                                                                                      1/11/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -6.36%                5.22%                 4.68%
Class B                                                                                      1/11/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -0.68%                6.60%                 5.61%
Class Y                                                                                      2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

South Carolina Fund (2)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -5.28%                5.78%                 4.01%
Class A                                                                                       1/3/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -6.01%                5.71%                 4.02%
Class B                                                                                       1/3/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -0.31%                7.08%                 5.17%
Class Y                                                                                      2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Virginia Fund (2)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -4.51%                5.49%                 4.11%
Class A                                                                                       7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -5.26%                5.40%                 4.22%
Class B                                                                                       7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                               0.48%                6.78%                 5.18%
Class Y                                                                                      2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------

1. Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

2. Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.

3. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class Y, one of the original classes offered along with Class A. These historical returns for Classes B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B and C would have been lower.


Yields

         Below are the current and tax equivalent yields of the Funds for the 30-day period ended August 31, 1999. For more information, see "30-Day Yield" and "Tax Equivalent Yield" under "Performance Calculations" in Part 2 of this SAI.

------------------------------------- -------------------------------------------- ============================================

                                                     30-Day Yield                             Tax-Equivalent Yield
------------------------------------- -------------------------------------------- ============================================

                        Combined
                        Federal &
                        State Tax
Fund                    Rate          Class A     Class B    Class C    Class Y    Class A    Class B    Class C    Class Y
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
                           39.6%        5.36%       4.75%      4.89%      5.92%      8.87%      7.86%      8.10%      9.80%
Florida High Income
Fund
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
                           39.6%        4.84%       4.16%      4.16%      5.16%      8.01%      6.89%      6.89%      8.54%
Florida Fund
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
                           39.6%        4.63%       4.03%       --        5.09%      7.67%      6.67%       --        8.43%
Georgia Fund
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
                           39.6%        4.34%       3.80%      3.82%      4.81%      7.19%      6.29%      6.32%      7.96%
Maryland Fund
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
                           39.6%        4.67%       4.15%       --        5.16%      7.73%      6.87%       --        8.54%
North Carolina Fund
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
                           39.6%        4.40%       3.46%       --        4.88%      7.28%      5.73%       --        8.08%
South Carolina Fund
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
                           39.6%        4.64%       4.11%       --        5.12%      7.68%      6.80%       --        8.48%
Virginia Fund
----------------------- ------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ===========


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund' Class A shares at the end of May 31, 1999. For more information, see "Purchase and Redemption of Shares."

-------------------------------------- ------------------- ------------------- ===================

         Fund                          Net Asset Value     Sales Charge        Offering Price
                                       Per Share                               Per Share
-------------------------------------- ------------------- ------------------- ===================
------------------------------------- ------------------- ------------------- ====================
Florida High Income Fund                     $11.26              4.75%               $11.82
-------------------------------------- ------------------- ------------------- ===================
-------------------------------------- ------------------- ------------------- ===================
Florida Fund                                 $10.15              4.75%               $10.66
-------------------------------------- ------------------- ------------------- ===================
-------------------------------------- ------------------- ------------------- ===================
Georgia Fund                                 $10.35              4.75%               $10.87
-------------------------------------- ------------------- ------------------- ===================
-------------------------------------- ------------------- ------------------- ===================
Maryland Fund                                $11.16              4.75%               $11.72
-------------------------------------- ------------------- ------------------- ===================
-------------------------------------- ------------------- ------------------- ===================
North Carolina Fund                          $10.84              4.75%               $11.38
-------------------------------------- ------------------- ------------------- ===================
-------------------------------------- ------------------- ------------------- ===================
South Carolina Fund                          $10.44              4.75%               $10.96
-------------------------------------- ------------------- ------------------- ===================
-------------------------------------- ------------------- ------------------- ===================
Virginia Fund                                $10.46              4.75%               $10.98
-------------------------------------- ------------------- ------------------- ===================


                                SERVICE PROVIDERS

Administrator

     Evergreen Investment Services, Inc. ("EIS"), 201 S. College Street, Charlotte, NC 28288, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from each Fund at an annual fee at a rate of 0.10% of each Fund's average daily net assets.
         Below are the administrative fees paid by each Fund (under a prior fee agreement for the last three fiscal years.


Transfer Agent

         Evergreen Service Company ("ESC"), P.O. Box 2121, Boston, Massachusetts 02106-2121, a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Funds pay ESC annual fees as follows:




-------------------------------- -------------------- --------------------

Fund Type                          Annual Fee Per       Annual Fee Per
                                    Open Account*      Closed Account**
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $25.50                $9.00
Monthly Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $24.50                $9.00
Quarterly Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $23.50                $9.00
Semiannual Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $23.50                $9.00
Annual Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $25.50                $9.00
Money Market Funds
-------------------------------- -------------------- --------------------


Distributor

     Evergreen Distributor, Inc. ("EDI") 90 Park Avenue, New York, NY 10016 markets the Funds through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

     Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.



                              FINANCIAL STATEMENTS

         The  audited   financial   statements  and  the  reports   thereon  are
incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling toll-free at (800) 343-2898, or by downloading it off our website at www.evergreen-funds.com.

                    ADDITIONAL INFORMATION CONCERNING FLORIDA

              The performance of the Florida Fund and the Florida High Income Fund is susceptible to various statutory, political and economic factors unique to the State of Florida. The information summarized below describes some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by each Fund. Such information is derived from various public sources all of which are available to investors generally and which each Fund believes to be accurate.

State Economy

         General. Florida is the nation's fourth most popular state with an estimated population of 14,713,000 as of April 1, 1997. Only California, New York and Texas have populations larger than Florida. The State's population grew from 6,800,000 in 1970 to 12,900,000 in 1990 and to an estimated 14,713,000 in
1997. This represents a 13.7% growth since the 1990 Census. Florida's population is primarily an urban population with approximately 85% of its population located in urbanized areas. The University of Florida, Bureau of Economic and Business Research projects Florida's population will exceed 17,900,000 by April 1, 2010.

         Economic Condition and Outlook. The current Florida Economic Consensus Estimating Conference (February 5, 1998) forecast shows that the Florida economy is expected to grow at a moderate pace along with the nation, but will continue to outperform the U.S. as a whole. Total non-farm employment is expected to increase 3.9% for the 1997-98 fiscal year which began July 1, 1997. By the end of fiscal year 1998-99, non-farm employment is expected to reach an average of
6.7 million. Trade and service employment, the two largest sectors, account for more than half of total non-farm employment. Florida's unemployment rate is forecasted at 4.6% for 1997-98, then to rise to 4.8% in 1998-99.

         Tourism is an important element of Florida's economy. Tourist arrivals are expected to increase 2.1% for 1997-98 and 4.0% for 1998-99. Air tourist will increase 1.6% and 3.7%, while auto tourists will increase 2.7% and 4.2%, respectively. By the end of 1997-98, 43.8 million domestic and international tourists are expected to have visited the State. In 1998-99, tourist visits should reach 45.6 million.


Florida's Budget Process

         Balance Budget Requirement. Florida's constitution requires an annual balanced budget. In addition, the constitution requires a Budget Stabilization Fund equal to 4% of the last fully completed fiscal year's net revenue collections for the General Revenue Fund for the fiscal year 1997-98 and 5% for fiscal year 1998-99 and thereafter. In the Governor's 1998-99 Recommended Budget, the Budget Stabilization Fund is required to be funded at 5%, or $785 million.

         State Revenue Limitations. On November 8, 1994, the citizens of Florida enacted a Constitutional Amendment on state revenue. This amendment provides that the rate of growth in state revenues is limited to no more than the average annual growth rate in Florida personal income during the past five years. Revenue growth in excess of the limitation is to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the past five years times state revenues for the previous year.

         Budget Process. Chapter 216 Florida Statutes, promulgates the process used to develop the budget for the State of Florida. By September 1 of each year, the head of each State agency and the Chief Justice of the Supreme Court for the Judicial Branch submit a final annual legislative budget request to the Governor and Legislature. Then, at least 45 days before the scheduled annual legislative session in each year, the Governor, as chief budget officer, submits his recommended budget to each legislator.

         The Governor also provides estimates of revenues sufficient to fund the recommended appropriations. Estimates for the General Revenue Fund, Budget Stabilization Fund and Working Capital Fund are made by the Revenue Estimating Conference (see the description of the budgetary basis fund types in the next section). This group includes members of the executive and legislative branches with forecasting experience who develop official information regarding anticipated State and local government revenues as needed for the State budgeting process. In addition to the Revenue Estimating Conference, other consensus estimating conferences cover national and state economics, national and state demographics, the state public education system, criminal justice system, social services system, transportation planning and budgeting, the child welfare system, the juvenile justice system and the career education planning process.

         Trust fund revenue estimates are generally made by the agency that administers the fund. These estimates are reviewed by the Governor and then incorporated into his recommended budget.

         The Governor's recommended budget forms the basis of the appropriations bill. As amended and approved by the Legislature (subject to the line-item veto power of the Governor and override authority of the Legislature), this bill becomes the General Appropriations Act.

         The Governor and the Comptroller are responsible for detecting conditions which could lead to a deficit in any agency's funds and reporting that fact to the Administration Commission and the Chief Justice of the Supreme Court. The Constitution of the State, Article VII, Section 1(d), states, "Provision shall be made by law for raising sufficient revenue to defray the expenses of the State for each fiscal year."

         The Legislature is responsible for annually providing direction in the General Appropriations Act regarding the use of the Working Capital Fund to offset General Revenue Fund deficits. Absent any specific direction to the contrary, the Governor and the Chief Justice of the Supreme Court shall comply with guidelines provided in Section 216.221(5), F.S., for reductions in the approved operating budgets of the executive branch and the judicial branch.

         The State of Florida is progressing toward full implementation of a performance-based budgeting system. Chapter 216., F.S., designates when each department will be phased into this new budgeting method. Some agencies are already subject to the performance-based budgeting standards and all agencies will be under this new system by the fiscal year ended June 30, 2002. With performance-based budgeting, a department receives a lump-sum appropriation from the Legislature for each designated program at the beginning of the year. The Governor, for State agencies, or the Chief Justice, for the judicial branch, is responsible for allocating the amounts among the traditional appropriation categories so that specified performance standards can be met. At any time during the year, the agency head or Chief Justice may transfer appropriations between categories within the performance-based program with no limit on the amount of the transfer in order for the designated program to accomplish its objectives. However, no transfer from any other budget entity may be made into the performance-based program, nor may any funds be transferred from the performance-based program to another budget entity, except pursuant to Section 216.77, FS.

         Line Item Veto. Florida's Constitution grants the Governor the power to veto any specific appropriation in a general appropriation bill, but the Governor may not veto any qualification or restriction without also vetoing the appropriation to which it relates. A statement identifying the items vetoed and containing his or her objections thereto must be delivered to the appropriate house in which the bill originated, if in session, otherwise to the Secretary of State. The legislature may reconsider and restate the vetoed specific appropriation items by a two-thirds vote of each house.

         Revenues. The State accounts for its receipts using fund accounting. It has established the General Revenue Fund, the working Capital Fund and various other trust funds, which are maintained for the receipt of monies which under law or trust agreements must be maintained separately. The General Revenue Fund consists of all monies received by the State from every source whatsoever which are not allocable to the other funds. Major sources of tax revenues for the General Revenue Fund are the sales and use tax, the corporate income tax, and the intangible personal property tax, which are projected for fiscal year 1998-99 to amount to 71%, 8% and 4%, respectively, of the total receipts of that fund. Florida's constitution and statutes mandate that the state budget as a whole and each separate fund within the State budget be kept in balance from currently available revenues for each fiscal year.

         Sales and Use Tax. The greatest single source of tax receipts in Florida is the sales and use tax, which is projected to amount to $12.5 billion for fiscal year 1998-99. The sales tax rate is 6% of the sales price of tangible personal property sold at retail in the State. The use tax rate is 6% of the cash price of fair market value of tangible personal property when it is not sold but is used, or stored for use, in the State. In other words, the use tax applies to the use of tangible personal property in Florida, which was purchased in another state but would have been subject to the sales tax if purchased in Florida. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 1% sales surtax within their county. Proceeds from this local option sales surtax can be earmarked for funding county wide bus and rapid transit systems, local infrastructure construction and maintenance, medical care for indigents and capital projects for county school districts as set forth in Section 212.055(2), of the Florida Statutes.

         The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. The sales tax also includes a levy on the following: (1) rentals on tangible personal property and accommodations in hotels, motels, some apartments, offices, real estate, parking and storage places in parking lots, garages and marinas for motor vehicles or boats; (ii) admissions to places of amusements, most sports and recreation events; (iii) utilities, except those used in homes; and (iv) restaurant meals and expendables used in radio and television broadcasting. Exemptions include: groceries; medicines; hospital rooms and meals; seeds, feeds, fertilizers and farm crop protection materials; purchases by religious, charitable and educational nonprofit institutions; professional services, insurance and certain personal service transaction; newspapers; apartments used as permanent dwellings; and kindergarten through community college athletic contests or amateur plays.

         Other State Taxes. Other taxes which Florida levies include the motor fuel tax, intangible property tax, documentary stamp tax, gross-receipts utilities tax and severance tax on the production of oil and gas and the mining of solid minerals, such as phosphate and sulfur.

         Government Debt. Florida maintains a high bond rating from Moody's Investors Service (AMoody=s@) (AA+), Standard and Poor's (AS&P@)(AA) and Fitch IBCA, Inc. (AFitch@) (AA) on all state general obligation bonds. Outstanding general obligation bonds have been issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Numerous government units, counties, cities, school districts and special taxing district, issue general obligation bonds backed by their taxing power. State and local government units may issue revenue obligations, which are supported by the revenues generated from the particular projects or enterprises. Examples include obligations issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations may be further secured by the full faith and credit of the State.

         Florida's Constitution generally limits state bonds pledging the full faith and credit of the state, to those necessary to finance or refinance the cost of state fixed capital outlay projects authorized by law, and then only upon approval by a vote of the electors. The constitution further limits the total outstanding principal of such bonds to no more than 50% of the total tax revenues of the state for the two preceding fiscal years, excluding any tax revenues held in trust. Exceptions to the requirement for voter approval are:
(i) bonds issued for pollution control and abatement and solid waste disposal facilities and other water facilities authorized by general law and operated by state or local governmental agencies; and (ii) bonds issued to finance or refinance the cost of acquiring real property or rights thereto for state roads as defined by law, or to finance or refinance the cost of state bridge construction.

         State revenue bonds may be issued without a vote of the electors to finance or refinance the cost of state fixed capital outlay projects authorized by law, as long as they are payable solely from funds derived directly from sources other than State tax revenues. Revenue bonds may be issued to establish a student loan fund, as well as to finance or refinance housing and related facilities so long as repayments come solely from revenues derived from the fund or projects so financed. The Constitution imposes no limit on the principal amount of revenue bonds which may be issued by the state and Local Governmental Agency. Local Governmental Agencies, such as counties, school boards or municipalities may issue bonds, certificates of indebtedness or any form of tax anticipation certificate, payable from ad valorem taxes and maturing more than 12 months from the date of issuance only: (i) to finance or refinance capital projects authorized by law, and only when approved by a vote of the electors who are property owners living within boundaries of the agency. Generally, ad valorem taxes levied by a Local Governmental Agency may not exceed 10 mills on the value of real estate and tangible personal property unless approved by the electors. Local Governmental Agencies may issue revenue bonds to finance or refinance the cost of capital projects for airports or port facilities or for industrial or manufacturing plants, without the vote of electors, so long as the revenue bonds are payable solely from revenues derived from the projects.

         Other Factors. The performance of the obligations issued by Florida, its municipalities, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within Florida. Adverse changes to state-wide, regional or local economies may adversely affect the creditworthiness of Florida, its municipalities, etc. Also, some revenue obligations may be issued to finance construction of capital projects which are leased to non-governmental entities. Adverse economic conditions might affect those lessees' ability to meet their obligations to the respective governmental authority which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.

Litigation

         Due to its size and broad range of activities, the State is involved in numerous routine legal actions. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable, however, according to the departments involved, the results of such litigation pending or anticipated will not materially affect the State of Florida=s financial position. The information disclosed in this Litigation Section has been deemed material by the Florida Auditor General and has been derived from information disclosed in the Florida Comptroller=s Annual Report dated January 29, 1998. No assurance can be made that other litigation has not been filed or is not pending which may have a material impact on the State=s financial position.

A.       Coastal Petroleum v. State of Florida

         Case No. 90-3195, 2nd Judicial Circuit. This is an inverse condemnation case claiming that the action of the Trustees and Legislature constitute a taking of Coastal=s leases for which compensation is due. The Circuit judge granted the State=s motion for summary judgment finding that as a matter of law, the State had not deprived Coastal of any royalty they might have. Coastal appealed to the First District Court of Appeals, but the case was remanded to Circuit Court for trial. On August 6, 1996, final judgment was made in favor of the State. Coastal petitioned the Florida Supreme Court for a review, which was denied on January 28, 1998.


B. Florida Department of Transportation v. 745 Property Investments, CSX Transportation, Inc. and Continental Equities

         Case No. 94-17739 CA 27, Dade County Circuit Court. This cases involves the Florida Department of Transportation (FDOT) and CSX Transportation, Inc. FDOT has filed an action against the adjoining property owners seeking a declaratory judgment from the Dade County Circuit Court that the Department is not the owner of the property that is subject to a claim by the U.S. Environmental Protection Agency (EPA). The case was dismissed and FDOT=s appeal of the order of dismissal is pending in the Third District Court of Appeal.

         The EPA is seeking clean-up costs, pursuant to the Comprehensive Environmental Response Compensation and Liability Act, regarding property which the EPA alleges is owned by the FDOT (and formerly owned by CSX Transportation, Inc.). The EPA has agreed to await the outcome of the Department=s declaratory action before proceeding further. If the Department is unsuccessful in its actions, the possible clean-up costs could exceed $25 million.


C.       Jenkins v. Florida Department of Health and Rehabilitative Services

         Case No. 79-102-CIV-J-16, United States District Court. This is a class action suit on behalf of clients of residential placement for the developmentally disabled seeking refunds for services where children were entitled to free education under the Education for Handicapped Act. The district court held that the State could not charge maintenance fees for children between the ages of 5 and 17 based on the Education for Handicapped Act. The State=s potential cost of refunding these charges could exceed $42 million. Attorneys are in the process of negotiating a settlement amount.

D. Nathan M. Hameroff, M.D., et. al. v. Agency for Health Care Administration, et. al.

         Case No. 95-5036, Leon County Circuit Court. The plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. A trial has not been scheduled. Plaintiff filed a Notice of Pendency of Class Action on July 29, 1997. If the State is unsuccessful in its actions, the potential refund liability could amount to approximately $70 million.


E.       Walden v. Department of Corrections

         Case No. 95-40357-WS (USDC N.D. Fla.) This action is brought by one captain and one lieutenant in the Department of Corrections seeking declaratory judgment that they (and potentially 700 similarly situated others) are not exempt employees under the Fair Labor Standards Act (FLSA) and, therefore, are entitled to overtime compensation at a rate of not less than one and one-half times their regular rate of pay for overtime hours worked since April 1, 1992, forward and including liquidated damages. The U.S. District Court for the Northern District of Florida entered an order dismissing the case for lack of jurisdiction on June 24, 1996. Plaintiffs filed a lawsuit against the Department (Case No. 96-3955) in July 1996 at the State level (Circuit Court, Second Judicial Circuit), making the same allegations at that level which plaintiffs previously made before the U.S. District Court for the Northern District of Florida. On December 20, 1996, that Court determined that it has jurisdiction over the FLSA claim. On December 10, 1997, the Court entered final summary judgment. Plaintiffs were not awarded any damages, but were awarded attorneys' fees and costs.

F.       Barnett Bank v. Department of Revenue

         Case No. 97-02375, 4th Judicial Circuit, involves the issue of whether Florida's refund statute for dealer repossessions authorizes the Department to grant a refund to a financial institution as the assignee of numerous security agreements governing the sale of automobiles and other property sold by dealers. The questions turn on whether the Legislature intended the statute only to provide a refund or credit to the dealer who actually sold the tangible personal property and collected and remitted the tax or intended that right to be assignable. Several banks have applied for refunds; the potential refund to financial institutions exceeds $30,000,000.


                    ADDITIONAL INFORMATION CONCERNING GEORGIA

         The performance of the Georgia Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Georgia issuers, which results in the Fund=s performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         The State of Georgia has continued to benefit from job growth, personal income growth and continued economic expansion. The State ranks tenth in population and 25th in personal income according to the U.S. Bureau of the Census and the U.S. Bureau of Economic Analysis, respectively. The State has yet to feel the post-Olympic headache that was expected when the games closed in July of 1996. Employment gains have slowed from 3.7% in 1996, but still continued at a respectable 2.4% in 1997. Non-agricultural employment gained 2.4% between October 1997 and October 1998. The unemployment rate stands at 4.1% (not seasonally adjusted) as of September 1998, compared to the national average of 4.4%. The State's unemployment rate is 0.3% below the national average. The slow growth that was anticipated after the Olympics is probably still on its way, but it may not arrive until late 1998 or 1999. Some negative trends in employment in the apparel industry, utilities and the military have surfaced during this expansion. However, these have been offset by gains in services, transportation and finance. The construction industry has seen a $3.5 billion boost due to school construction. Georgia is following most states in their push to upgrade old school buildings and build new structures to meet population growth and keep current with technological advances.


Budget Process

         The State has been consistently rebuilding their reserves that were drawn down in the early 1990's. At that time, the State had basically reduced its reserves to zero. As of fiscal year-end 1997, the State=s main reserves of Revenue Shortfall, Lottery and Midyear Adjustment stood at $313 million, $128 million and $105 million, respectively. In continuing with this positive trend, the State ended fiscal 1997 with another substantial surplus of $493.8 million. The 1998 budget again reflects a healthy increase in revenues of 4.6%.

         In 1997, the grocery sales tax was reduced by one cent. This should have had a negative effect, but the State had set aside $129 million to buffer this in 1996 surplus. The State set aside an additional $129 million in 1999 from actual collections to fund the removal of all sales taxes on groceries. Each cent reduction signals a loss of approximately $175 million in tax revenue. Effective January 1, 1998, the State increased the standard deduction for both individuals and dependants from $1,500 to $2,700, and raised the deduction for citizens over 65 from $700 to $1,300.

         The budget for 1998 authorized $564.1 million in new debt. This new issuance should not have an adverse affect on their moderate level of $651 debt per capita. As of October 1998, the State had $5.187 billion indirect and authority debt outstanding which results in debt per capita of $692.56. The State has been able to use their extremely successful lottery to enhance their budgetary reserves. Specific programs funded by the lottery are intended to be educational in nature and one time expenses.

State=s Revenues and Expenditures

         State revenue estimates show that the reduction in grocery sales tax did not derail the tax collections to this point in the year. Collections now stand at 6.1% above the original projections through six months. Tax collections should benefit from strong capital gains for individuals and continued strong corporate collections. These increases should help the State post a 9% increase in collections. However, rising labor costs will probably lead to a slowdown in fiscal 1999 that will cause growth to temper to a still respectable 7%. As is the case in many southeastern states, Georgia continues to spend heavily on education and transportation. These initiatives will continue to be a large part of their spending.

         As of December 1998, general obligations of the State of Georgia were rated Aaa/AAA/AAA by Moody=s, S&P and Fitch IBCA, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.


                   ADDITIONAL INFORMATION CONCERNING MARYLAND

         The following information constitutes only a brief summary, does not purport to be a complete description of risk factors, and is principally drawn from official statements relating to securities offerings of the State of Maryland that were available as of the date of this SAI.

         According to 1990 Census reports, Maryland's population in that year was 4,780,800, reflecting an increase of 13.4% from the 1980 Census. Maryland's population in 1997 was 5,094,300. Maryland's population is concentrated in urban areas: the eleven counties and Baltimore City located in the Baltimore-Washington Corridor contain 50.4% of the State's land area and 87.2% of its population. The estimated 1990 population for the Baltimore Standard Metropolitan Statistical Area was 2,382,172 and for the Maryland portion of the Washington Standard Metropolitan Statistical Area, 1,788,314. Overall, Maryland's population per square mile in 1990 was 489.1.

         Personal income in Maryland grew at annual rates between 8.2% and 9.6% in each of the years 1986 through 1988, but fell from a rate of 8.5% in 1989 to 3.1% in 1991. Commencing in 1992, however, personal income growth rebounded, increasing at annual rates of between 4.0% and 5.4% in each of the years 1992 through 1997. Similarly, per capita personal income, which had grown at rates no lower than 6.4% for the period from 1972 to 1989, grew at a rate of 4.8% in 1990 and only 1.8% in 1991. Subsequently, per capita personal income has grown at annual rates of between 3.0% and 4.7% in each of the years 1992 through 1997. Unemployment in Maryland peaked in 1982 at 8.5%, then decreased steadily to a low of 3.7% in 1989. In 1990, unemployment increased to 4.7%, and increased further to 6.0% in 1991, 6.7% in 1992 and 6.2% in 1993, before dropping to 5.1% in 1994 and 1995, 4.9% in 1996 and rising to 5.1% in 1997.

         Retail sales in Maryland dropped by 2.2% in 1991, but rebounded slightly and grew by 0.2% in 1992, 6.1% in 1993, 9.6% in 1994, 2.9% in 1995 and
1.5% in 1996,  versus nationwide growth of 0.6%, 4.8%, 6.5%, 7.5%, 4.7% and 5.3%
in such years, respectively.


         Services (including mining), wholesale and retail trade, government and manufacturing (primarily printing and publishing, food and kindred products, instruments and related products, industrial machinery, electronic equipment and chemical and allied products) are the leading areas of employment in the State of Maryland. In contrast to the nation as a whole, more people in Maryland are employed in government than in manufacturing (18.5% versus 16.1% in 1997). Between 1976 and 1996, manufacturing wages decreased by 25.2%, while non-manufacturing wages increased by 58.5%.

         The State's total expenditures for the fiscal years ending June 30, 1995, 1996, 1997 and 1998 were $13.5 billion, $14.2 billion, $14.8 billion and
$15.9 billion respectively. These results were due primarily to revenue collections which fell short of projections, and increases in expenditures for public assistance. The Governor of Maryland reduced fiscal year 1993 appropriations by approximately $56 million to offset the fiscal year 1992 deficit. The State Constitution mandates a balanced budget. Balances in the Revenue Stabilization Account of the State Reserve Fund have also risen from $300,000 million in 1992 to $50.9 million in 1993, $161.8 million in 1994,
$286.1 million in 1995, $461.2 million in 1996 (reflecting a net transfer to the General Fund of $56.4 million) and $490.1 million in 1997.

         In April 1996, the General Assembly approved a $14.6 billion 1997 fiscal year budget. The budget included funds sufficient to meet all fiscal year 1996 deficiencies and to meet all specific statutory funding requirements; the budget incorporated $29 million in savings from revisions to the State personnel system and reform to the welfare and Medicare programs. The State ended fiscal year 1997 with $490.1 million in the Revenue Stabilization Account of the State Reserve Fund which exceeds 5% of general fund revenues.

         In April 1997, the General Assembly approved a $15.4 billion 1998 fiscal year budget. This budget (i) included funds sufficient to meet all specific statutory funding requirements; (ii) incorporated the first year of a five-year phase-in of a 10% reduction in personal income taxes (estimated to reduce revenues by $38.5 million in fiscal year 1998 and $450 million when fully phased in) and certain reductions in sales taxes on certain manufacturing equipment (estimated to reduce revenues by $38.6 million when the reductions are fully phased in, in fiscal year 2001); and (iii) included the first year's $30 million funding under an agreement to provide additional funds totaling $230 million over a five-year period to schools in the City of Baltimore and related grants to other subdivisions totaling $32 million. When this budget was enacted, the State estimated the General Fund surplus on a budgetary basis would be $28.2 million, in addition to which the State projected that there would be a balance of $617.6 million in the Revenue Stabilization Account of the State Reserve Fund. Based on the 1999 budget, it is estimated that the general Fund surplus on a budgetary basis at June 30, 1999, will be approximately $14.5 million. The balance in the Revenue Stabilization Account is estimated to be $634 million after a $185.2 transfer to the General Fund.

         The State of Maryland and its various political subdivisions issue a number of different kinds of municipal obligations, including general obligation bonds supported by tax collections, revenue bonds payable from certain identified tax levies or revenue streams, conduit revenue bonds payable from the repayment of certain loans to authorized entities such as hospitals and universities, and certificates of participation in tax-exempt municipal leases.

         The State of Maryland issues general obligation bonds, which are payable from ad valorem property taxes. The State Constitution prohibits the contracting of State debt unless the debt is authorized by law levying an annual tax or taxes sufficient to pay the debt service within 15 years and prohibiting the repeal of the tax or taxes or their use for another purpose until the debt has been paid. The State also enters into lease-purchase agreements, in which participation interests are often sold publicly as individual securities.

         As of July 1998, the State's general obligation bonds were rated "Aaa" by Moody's, "AAA" by S&P, and "AAA" by Fitch.


         The Maryland Department of Transportation issues Consolidated Transportation Bonds, which are payable out of specific excise taxes, motor vehicle taxes, and corporate income taxes, and from the general revenues of the Department. Issued to finance highway, port, transit, rail or aviation facilities, these bonds are rated "Aa" by Moody's, "AA" by S&P, and "AA" by Fitch. The Maryland Transportation Authority, a unit of the Department, issues its own revenue bonds for transportation facilities, which are payable from certain highway, bridge and tunnel tolls. These bonds are rated "A+" by S&P.

         Other State agencies which issue municipal obligations include the Maryland Stadium Authority, which has issued bonds payable from sports facility and other lease revenues and certain lottery revenues and convention center lease revenue bonds; the Maryland Water Quality Financing Administration, which issues bonds to provide loans to local governments for wastewater control projects; the Community Development Administration of the Department of Housing and Community Development, which issues mortgage revenue bonds for housing; the Maryland Environmental Service, which issues bonds secured by the revenues from its various water supply, wastewater treatment and waste management projects; and the various public institutions of higher education in Maryland (which include the University System of Maryland, Morgan State University and Towson State University, and St. Mary's College of Maryland) which issue their own revenue bonds. None of these bonds constitute debts or pledges of the full faith and credit of the State of Maryland. The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State.

         In addition, the Maryland Health and Higher Educational Facilities Authority and the Maryland Industrial Development Financing Authority issue conduit revenue bonds, the proceeds of which are lent to borrowers eligible under relevant state and federal law. The Northeast Maryland Waste Disposal Authority, the Maryland Economic Development Corporation and the Maryland Energy Financing Administration also issue conduit revenue bonds. These bonds of these issuers are payable solely from the loan payments made by borrowers and other financing participants, and their credit quality varies with the financial strengths of these entities.

         Maryland has 24 geographical subdivisions, composed of 23 counties plus the independent City of Baltimore, which functions much like a county. Some of the counties and the City of Baltimore operate pursuant to the provisions of codes of their own adoption, while others operate pursuant to State-approved charters and State statutes.

         Maryland counties and municipalities and the City of Baltimore receive most of their revenues from ad valorem taxes on real and personal property, individual income taxes, transfer taxes, miscellaneous taxes and aid from the State. Their expenditures include public safety, public works, health, public welfare, court and correctional services, education, and general governmental costs.

         The economic factors affecting the State, as discussed above, also have affected the counties, municipalities and the City of Baltimore. In addition, reductions in State aid caused by State budget deficits have caused the local governments to trim expenditures and, in some cases, raise taxes.

         According to recent available ratings, general obligation bonds of Montgomery County (abutting Washington, D.C.) are rated "Aaa" by Moody's and "AAA" by S&P. Prince George's County, also in the Washington, D.C. suburbs, issues general obligation bonds rated "Aa3" by Moody's and "AA-" by S&P, while Baltimore County, a separate political subdivision surrounding the City of Baltimore, issues general obligation bonds rated "Aaa" by Moody's and "AAA" by S&P and Anne Arundel County issues general obligation bonds which are rated "AA+" by both Fitch and S&P and "Aa2" by Moody's. The City of Baltimore's general obligation bonds are rated "A1" by Moody's and "A" by S&P. The other counties in Maryland all have general obligation bond ratings of "A" or better, except for Allegheny County and Garrett County, the bonds of which are rated "Baa2" and "Baa3", respectively, by Moody's. The Washington Suburban Sanitary District, a bi-county agency providing water and sewerage services in Montgomery and Prince George's counties, issues general obligation bonds rated "Aa1" by Moody's and "AA" by S&P. Additionally, some of the large municipal corporations in Maryland (such as the cities of Rockville, Annapolis and Frederick) have issued general obligation bonds. There can be no assurance that these ratings will continue.

         Many of Maryland's counties and the City of Baltimore have established subsidiary agencies with bond issuing powers, such as housing authorities, parking revenue authorities, and industrial development authorities. In addition, all Maryland municipalities have the authority under State law to issue conduit revenue bonds. These entities are subject to various economic risks and uncertainties and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full the faith and credit of the State.


                ADDITIONAL INFORMATION CONCERNING NORTH CAROLINA

         The performance of the North Carolina Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of North Carolina issuers, which results in the Fund=s performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         North Carolina=s economy has historically been dependent on small manufacturing and agriculture. More recently, the employment base has shifted away from the traditional roots in textiles and furniture making into services and trade. Areas of growth include financial, high technology and research. The State benefits from (1) a friendly environment for businesses, (2) being the banking center of the southeast, (3) the research facilities of the Raleigh/Durham area and (4) access to ports in Wilmington. Tobacco remains the primary cash crop. The State has continued to post economic gains, although the current wealth levels are 32nd according to the U.S. Bureau of the Census. This ranks North Carolina, the 11th largest state in population, just above the national average for wealth.


Budget Process

         The State of North Carolina has continued to expand its economy and diversify its employment base, while maintaining conservative fiscal and debt management policies. The State has enjoyed significant surpluses in the past two years and has been able to reallocate these to best serve their many needs in transportation and education. As of early 1998, the State=s debt was approximately $2.15 billion or $289 per capita. The amortization for this debt is a respectable 62% over the next ten years.

         The budget for the 1998-99 year of $12.5 billion calls for significant increases in spending. The increase of almost $1 billion over the 1997-98 budget will be offset by strong projected tax revenue growth and the historically conservative nature of the State=s expenditures which continually come in under budget. The main areas of emphasis for spending include reform to the juvenile justice system, Smart Start, an early childhood program, and education, including a 6.5% increase in teacher salaries.


         The State has been very cognizant of its finances since the early 1990's recessionary period. The addition of permanent revenue enhancements and conservative spending policies resulted in a positive general fund balance of almost $1.5 billion in 1997. Much of that surplus was used in the 1998-99 budget. $600 million remains in the budget stabilization reserve account to protect the State from future economic downturns.

State=s Revenues and Expenditures

         State revenues have continued to come in above projections. For fiscal 1997, tax collections increased 8.3% which exceeded the 2.9% budgeted increase by a wide margin. Revenues outpaced their budgeted levels in almost every category. The early indications for 1998 show results ahead of projections. One unexpected expense was the transfer of $116 million to a disaster relief fund. On July 1, 1998, the State reduced its sales tax on food to 2%, and the 1997-98 budget will eliminate the food tax entirely in May 1999. The 1998-99 budget also eliminates the inheritance tax.

         As of December 31, 1997, general obligations of the State of North Carolina were rated Aaa/AAA/AAA by Moody=s, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.


                ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA

         The performance of the South Carolina Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of South Carolina issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.


General

         The State's population currently ranks 26th in the nation with approximately 3.7 million people. The income per capita ranks 39th. The State ended 1997 with a budget deficit for the first time in five years. Most of the $128 million deficit was due to one-time expenses. This action caused their overall general fund balance to fall to $156 million or 2.6% of expenditures for the year. Initial projections for 1998 show a surplus of over $200 million. With $1.2 billion in debt outstanding, South Carolina's debt levels are considerably below national medians in comparison to personal income and debt per capita. In 1997, the State's economy showed impressive signs of employment growth which continued to fuel reductions in the unemployment rate to approximately 3.0%. Growth came in many areas including durable goods, trade and services. The additions of Bridgestone/Firestone, Corning and Honda have highlighted the economic development efforts that have produced significant job growth in the State. Continued expansion by BMW, DuPont and Nucor Steel enhanced already successful ventures and employment bases. The State added 29,303 jobs in 1997. This growth surpasses 1996 by 13% and the previous record year of 1965 by 11%.




Budget Process

         The South Carolina State Constitution mandates a balanced budget. If a deficit occurs, the General Assembly must account for it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The State Constitution limits annual increases in State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State.

         The State Constitution requires a General Reserve Fund that equals three percent of General Fund revenues for the latest fiscal year. When deficits have occurred, the State has funded them out of the General Fund. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund revenues. Before March 1st of each year, the Capital Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations, and after March 1st, the Capital Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvements or other non-recurring purposes. Monies in the Capital Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-ended deficit must go back to the General Fund.

         Debt levels have been very conservative over the years. The current level of $327 debt per capita and aggressive amortization of 80% of outstanding indebtedness over the next ten years should continue their previous success. Currently, the maximum limit for debt service is 5% of the prior year's revenues. Also, highway bonds are limited to an amount which can be serviced by 15% of the highway revenues.

State's Revenues and Expenditures

         State Revenues primarily come from income and sales taxes. Education and healthcare continue to lead the way in expenditures. As with many of the States in the nation, South Carolina has been conscience of the need to upgrade their school infrastructure and become competitive in salaries with the national averages. A big positive for issuers within the State is the revamping of the South Carolina State Aid Intercept Program. The credit enhancement provided by
Section 59-71-15, Code of Laws of South Carolina, has been amended to provide extra protection for bondholders. The school districts now are required to notify the State Treasurer 15 days prior to an interest or principal payment of a deficiency in funds on hand to make the schedule payment. Statutory provisions now require the state to advance funds from the state's distributed school district revenues or the state's general fund for an amount up to the total amount appropriated for the Education Finance Act for that fiscal year. Road and transportation upgrades are another big initiative for the State. The State Legislation passed a bill to fund a state infrastructure bank that allows the state to issue up to $1 billion in bonds. The first issue, which will fund improvements in Horry County, came in October of this year. This new funding source should help the State meet their ever expanding highway needs around their major cities and vacation spots.

         As of December 31, 1998, general obligations of the State of South Carolina were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

         Eligible investments for the South Carolina Fund also include obligations of the governments of Puerto Rico, the Virgin Islands and Guam to the extent these obligations are exempt from South Carolina State personal income taxes. The Fund will not invest more than 5% of its net assets in the obligations of each of the Virgin Islands and Guam, but may invest without limitation in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.


                   ADDITIONAL INFORMATION CONCERNING VIRGINIA

         The performance of the Virginia Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Virginia issuers, which results in the Fund=s performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         Virginia is the nation=s twelfth most populous state. As of July 1998, the State=s population approached 6.8 million. The population of the State has increased 9.7% since 1990 according to the U.S. Bureau of the Census. As for personal income, the State is currently ranked highest in the Southeast region and greater than the national average. Although Virginia is largely rural, almost 80% of the population lives in the eight metropolitan statistical areas.

         Current growth is being fueled by service industries. Employment in the services increased 19.8% from 1992-96 and now makes up approximately 29% of all employment. The additions of major semiconductor plants, continued expansion of healthcare and financial services make up the majority of these gains. Virginia has one of the highest concentrations of high technology jobs in the nation. Currently, almost 150,000 people work for approximately 3,900 firms. Many of the original high-tech jobs were related to defense, but have more recently been attributed to the computer industry. The State=s unemployment rate has typically remained about 1.0% below the national average. In October 1998, the unemployment rate was 2.9%. The State is governed by the Right-to-Work Law and is considered one of the least unionized of the industrialized states. This has created a very favorable business climate in the past.

         Tourism continues to be important for the State. In 1996, retail spending by domestic travelers represented nearly 20% of all retail sales. The main draws include the beach, mountains, metropolitan cities and the amusement parks. These tourism dollars represent a significant asset for the State.


         The State has been able to weather the most recent base closings in 1993. In some cases, the State=s military bases have actually benefited from realignment of units and programs. The concern of base closings is still evident, but has subsided for the near-term.


Virginia=s Budget Process

         With its new Governor, James S. Gilmore III, who took office in January of 1998, the State is continuing its policy of strong fiscal management. During his campaign, Governor Gilmore promised to eliminate the personal property tax on motor vehicles. The previous Governor, George Allen, left office after submitting a biennium budget that included $39.8 billion in spending and procedures in place to continue the recent success of budget surpluses (4 out of the last 5 years). The State currently has a fund balance of $1,442.2 million as of July 1, 1998, and a rainy day fund in excess of $348 million and general obligation debt service of 3% of operating expenditures. The State also enjoys low debt levels at just $521 per capita and nearly 67% of the State-backed debt outstanding is not tax supported. On December 19, 1998, the Secretary of Finance projected $8.69 million in general fund dollars over the current budget for the fiscal year 1999-2000. The Debt Capacity Advisory Committee has stated that the State can issue $531 million a year for the next two years. This figure is up significantly from the 1996 projection of $243 million.

State=s Revenues and Expenditures

         The State derives over 95.6% of its revenues from taxes. Individual and fiduciary income and estate taxes supply 63.7% of all tax revenue. State sales taxes account for nearly 22.6%. The top expenditure categories include education (44.5%), individual and family services (27.1%) and the administration of justice (20.4%).

Governor=s Objectives

         Governor Gilmore made it clear that his first priority was the elimination of the personal property tax on motor vehicles, as stated earlier. The second initiative that the Governor insisted upon was the addition of 1,000 new elementary teachers. The Governor signed into law on May 20, 1998, amendments to the Appropriations Act that would fully fund the $110 million program for public school construction and effect personal and effect personal property tax relief totaling $434.8 million.

         As of December 31, 1997, general obligations of the State of Virginia were rated Aaa/AAA/AAA by Moody=s, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.


Money Market Instruments

         Under ordinary circumstances, the Fund may from time to time invest a portion of its assets in high quality money market instruments and may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.


U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA"). The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.
 As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised, resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.


Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.


Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.


High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.


         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.


         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.


         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.


         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.


Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc. ("EDI"), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Funds or work for companies associated with the Funds and selected dealers and agents of the Funds. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarily, these provisions extend the privilege of purchasing shares at net asset value to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Funds and the Distributor. In addition, the provisions allow the Funds to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                       CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase...............................     5.00%
Second 12-month period following the month of purchase...............     4.00%
Third 12-month period following the month of purchase................     3.00%
Fourth 12-month period following the month of purchase...............     3.00%
Fifth 12-month period following the month of purchase................     2.00%
Sixth 12-month period following the month of purchase................     1.00%
Thereafter...........................................................     0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional and Institutional Service shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Institutional and Institutional Service shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

   1.       an increase in the share value above the net cost of such shares;

   2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

   3. shares that are in the accounts of a shareholder who has died or become disabled;

   4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

   5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

   6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

   7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

   8. a withdrawal consisting of loan proceeds to a retirement plan participant;

   9. a financial hardship withdrawal made by a retirement plan participant;

   10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value


         The Fund calculates its net asset value ("NAV") once daily (or twice daily, for Money Market Funds) on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.


Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                      [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          [OBJECT OMITTED]  [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                  [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                  [OBJECT OMITTED]

                  The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:



                        ------------------------------- ---------------

                                   Class A                  0.75%*
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class B                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class C                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                            Institutional Service           0.75%*
                        ------------------------------- ---------------

                  * Currently limited to 0.25% or less to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  ----------------------------- -------------
                                  Class A                       0.25%*
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class B                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class C                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Institutional Service         0.25%*
                                  ----------------------------- -------------

                  *May be lower. See the expense table in the prospectus of the
                   Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.


         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, and Institutional Service shares and are charged as class expenses, as accrued.


         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by the EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code, as amended. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.


         If the Fund is advised by Evergreen Asset Management Company ("EAMC"), Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will, to the extent practicable, effect substantially all of the portfolio transactions effected on those exchanges for the Fund.


Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

         The foregoing is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.


         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.


         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities (real estate development) and
                                                                 Centrum Properties, Inc.(real estate development).

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State Street Research & Management Company
                                                                 (investment advice); Director, The Andover Companies
                                                                 (insurance); and Trustee, Arthritis Foundation of New
                                                                 England.

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute    of
                                                                 Food and  Wine;
                                                                 Chairman    and
                                                                 President,
                                                                 Oldways
                                                                 Preservation
                                                                 and    Exchange
                                                                 Trust
                                                                 (education);
                                                                 former Chairman
                                                                 of  the  Board,
                                                                 Director,   and
                                                                 Executive  Vice
                                                                 President,  The
                                                                 London  Harness
                                                                 Company
                                                                 (leather  goods
                                                                 purveyor);
                                                                 former Managing
                                                                 Partner,
                                                                 Roscommon
                                                                 Capital  Corp.;
                                                                 former    Chief
                                                                 Executive
                                                                 Officer,
                                                                 Gifford   Gifts
                                                                 of Fine  Foods;
                                                                 former
                                                                 Chairman,
                                                                 Gifford,
                                                                 Drescher      &
                                                                 Associates
                                                                 (environmental
                                                                 consulting).


Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                   (steel producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                  Credit Union.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc.
                                                                 (communications), and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       of Trustees

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of CTG Resources, Inc. (natural
                                                                 gas), Hartford Hospital, Old State House Association, and
                                                                 Enhance Financial Services, Inc.; former Director Middlesex
                                                                 Mutual Assurance Company; former Chairman, Board of
                                                                 Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA.

Anthony J. Fischer*                  President and Treasurer     Vice President/Client Services, BISYS Fund Services.
(DOB:2/10/59)

Nimish S. Bhatt**                    Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union National Bank; former
                                                                 Senior Tax Consulting/Acting Manager, Investment Companies
                                                                 Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft**                         Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.
*      Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016
**     Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.



                                                 COMPARISON OF LONG-TERM BOND RATINGS

     ----------------- ---------------- --------------- =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

                       D                DDD/DD/D        In Default
     ----------------- ---------------- --------------- =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

! On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.